[LOGO]                                                         [EDUCATION]


       Semiannual Report May 31, 2000


                                   EATON VANCE
                                    MUNICIPAL
                                     INCOME
                                     TRUSTS

                                                                      California

                                                                         Florida
[CARS ON HIGHWAY]                             [75 ANNIVERSARY]
                                                                   Massachusetts

                          [BRIDGE]                                      Michigan

                                                                      New Jersey

                                                                        New York

                                                                            Ohio

                                                                    Pennsylvania

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2000
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

[PHOTO]
Thomas J. Fetter
President

Municipal bond investors have faced a challenging climate in 2000, as fluctuating interest rates have contributed to increased volatility in nearly all of the fixed-income markets. In its response to a strong economy and signs of rising inflation, the Federal Reserve has raised its Federal Funds rate - a key barometer of short-term interest rates - on six occasions in the past 13 months alone. The Fed has been especially concerned about rising labor costs and increased demand, suggesting that, despite improvements in productivity, rising demand could lead to higher inflation.

The bond market rallied briefly in February and March, as investors sought some refuge from the increasingly volatile equity markets. However, the downtrend resumed in April and lasted through May, when the Fed punctuated its anti-inflation stance with a 50 basis point (0.50%) rate hike. By June 30, there was, at last, some evidence that the Fed's actions had succeeded in cooling the economy somewhat.


THE TRUSTS' MARKET YIELDS
REMAINED WELL ABOVE PREVAILING
MUNICIPAL BOND YIELDS...

The Eaton Vance Municipal Income Trusts are primarily vehicles for tax-exempt income. As such, it is important to note that the market yields of the Trusts remained well above prevailing municipal bond yields at May 31, 2000. Total returns of the Eaton Vance Municipal Income Trusts in the six months ended
May 31, 2000 were, like most fixed-income vehicles, hurt by rising interest rates. The performance of the Trusts was additionally impacted by the effect of the Trusts' use of leverage. Not surprisingly, while leverage added significantly to the Trusts' tax-exempt market yields, it also resulted in a larger price decline as interest rates rose. It is reasonable to expect that the Trusts' leverage may well contribute to price increases in the event of a future interest rate decline.

--------------------------------------------------------------------------------
     MUNICIPAL BONDS YIELD EXCEED TREASURY YIELDS

--------------------------------------------------------------
            6.19%                        10.25%
--------------------------------------------------------------
30-YEAR AAA-RATED                  TAXABLE EQUIVALENT YIELD
GENERAL OBLIGATION (GO) BONDS*     IN 39.6% TAX BRACKET

---------------------------------
            6.01%
---------------------------------
30-YEAR TREASURY BOND

PRINCIPAL AND INTEREST PAYMENTS OF TREASURY SECURITIES ARE GUARANTEED BY THE U.S. GOVERNMENT.

*GO YIELDS ARE A COMPILATION OF A REPRESENTATIVE VARIETY OF GENERAL OBLIGATIONS AND ARE NOT NECESSARILY REPRESENTATIVE OF THE TRUSTS' YIELDS. STATISTICS AS OF MAY 31, 2002.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
SOURCE: BLOOMBERG L.P.
--------------------------------------------------------------------------------

THE OUTLOOK FOR MUNICIPAL BONDS
APPEARS TO BE IMPROVING...

While municipal bond investors have endured difficulties over the past year, we believe the outlook has improved. First, municipal issuance has declined dramatically. Second, a surge in Federal tax receipts has resulted in rising estimates for the Federal budget surplus, sharply reducing the Treasury's borrowing needs. Third, the Treasury Department has announced that it will buy back at least $30 billion of 10 to 30-year bonds this fiscal year. That may, over time, contribute to lower long-term interest rates.

Finally, we are encouraged that, in the midst of an election year, Congress and the Administration have continued to exercise a high degree of fiscal discipline. While we will closely monitor the economic proposals of the likely major party nominees for president, we are confident that the progress of recent years can be maintained. That could result in a much improved outlook for all fixed-income areas, including the municipal bond market.

                             Sincerely,

                             /s/ Thomas J. Fetter

                             Thomas J. Fetter
                             President
                             July 12, 2000


--------------------------------------------------------------------------------

EATON VANCE CALIFORNIA MUNICIPAL INCOME TRUST AS OF MAY 31, 2000
--------------------------------------------------------------------------------
MANAGEMENT DISCUSSION
--------------------------------------------------------------------------------

[PHOTO]
Cynthia J. Clemson
Portfolio Manager


INVESTMENT ENVIRONMENT
--------------------------------------------------------------------------------
- The California economy continued to expand in the first half of 2000, registering 3.5% job growth over the same period in 1999. Job creation in the transportation, government, business services and legal services areas was especially strong. Reflecting that momentum, California's May 2000 jobless rate fell to 5.0% from 5.3% a year earlier.

- With the fast recovery of some Asian economies, foreign demand for manufactured goods has improved. Nonetheless, the California manufacturing sector remained a source of weakness, with job cuts occuring at approximately the same rate as in 1998 and 1999.

- Real estate values in some California locales, such as the San Francisco Bay Area, may be especially vulnerable to stock market fluctuations. A Federal Reserve Bank of San Francisco study showed that stock market proceeds were used to finance 23.9% of Bay Area real estate transactions, twice the level statewide.

THE TRUST
--------------------------------------------------------------------------------
PERFORMANCE FOR THE PAST YEAR

- Based on share price (traded on the American Stock Exchange), the Trust had a total return of -1.61% for the six months ended May 31, 2000. That return was the result of a decrease in share price from $11.4375 on November 30, 1999 to $10.875 on May 31, 2000, and the reinvestment of $0.3825 in regular monthly dividends.

- Based on net asset value, the Trust had a total return of -0.26% for the six months ended May 31, 2000. That return was the result of a decrease in net asset value per share from $11.63 on November 30, 1999 to $11.21 on May 31, 2000, and the reinvestment of all distributions.

- Based on the most recent dividend and a share price of $10.875, the Trust had a market yield of 7.03% at May 31, 2000.(1) The Trust's market yield is equivalent to a taxable yield of 12.83%.(2)

MANAGEMENT DISCUSSION

- Insured* transportation bonds remained the Trust's largest weighting at May 31, 2000. The Trust's holdings financed a wide range of transportation projects, including airport facilities, highway construction and San Francisco's Bay Area Rapid Transportation (BART).

- Special tax assessment bonds were among the Trust's largest commitments. These bonds are issued by districts to finance the purchase of equipment and facilities and are backed by non-property tax assessments. They have been a popular source of financing in recent years as California accommodates its fast-growing population.

- The Trust's non-rated holdings fared very well during the period. Issuance of non-rated California bonds has been very light in recent months, which allowed the Trust to sell some of its smaller holdings at very attractive prices.


RATING DISTRIBUTION(3)
--------------------------------------------------------------------------------
BY TOTAL NET ASSETS


                                  [PIE CHART]

AAA                         47.2%
Non-Rated                   19.4%
A                           17.5%
BBB                         10.2%
AA                           5.7%

  ----------------------------------------------------------------------------
  SHARES OF THE TRUST ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED. YIELDS WILL VARY.
  ----------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUST INFORMATION
AS OF MAY 31, 2000

PERFORMANCE(4)
--------------------------------------------------------------------------------

Average Annual Total Returns (by market value, American Stock Exchange)
--------------------------------------------------------------------------------
One Year                                                       -14.06%
Life of Trust (1/29/99)                                        -16.91


Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                                       -16.31%
Life of Trust (1/29/99)                                        -15.01

5 LARGEST CATEGORIES(3)
--------------------------------------------------------------------------------

Insured - Transportation*                            11.9%
Special Tax Revenue                                  11.3%
Insured - Water & Sewer*                             10.1%
Hospital                                              8.5%
Education                                             8.3%

(1) The Trust's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(2) Taxable-equivalent yield assumes maximum 45.22% combined federal and state income tax rate. A lower rate would result in a lower tax-equivalent figure.

(3) Rating Distribution and Largest Categories are determined by dividing the total market value of the holdings by the total net assets of the Trust. Rating Distribution and Largest Categories are subject to change.

(4) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested.

 * Private insurance does not remove the risk of loss of principal associated with insured investments due to changes in market conditions.

    Past performance is no guarantee of future results. Investment return and market price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

EATON VANCE FLORIDA MUNICIPAL INCOME TRUST AS OF MAY 31, 2000
--------------------------------------------------------------------------------
MANAGEMENT DISCUSSION
--------------------------------------------------------------------------------

[PHOTO]
Cynthia J. Clemson
Portfolio Manager

INVESTMENT ENVIRONMENT
--------------------------------------------------------------------------------

- Florida continued to post strong job growth in 2000, although the pace of growth moderated somewhat from previous years. The service sector again generated the majority of new employment, as personnel firms struggled to meet the needs of Florida's tight labor market. The state's May 2000 unemployment rate was 3.8%, down slightly from 3.9% a year earlier.

- Florida's tourism industry has continued to expand in 2000, with hotels and cruise ships registering high occupancy rates. A falloff in Latin American visitors was made up by increases in domestic and European tourists, as well as increased convention activity.

- Factory employment remained a relatively weak segment of the Florida economy, continuing the decline of the past two years. Most job losses were concentrated in nondurable areas, with apparel especially weak.

THE TRUST
--------------------------------------------------------------------------------
PERFORMANCE FOR THE PAST YEAR

- Based on share price (traded on the American Stock Exchange), the Trust had a total return of 4.17% for the six months ended May 31, 2000. That return was the result of an increase in share price from $10.4375 on November 30, 1999 to $10.50 on May 31, 2000, and the reinvestment of $0.3765 in regular monthly dividends.

- Based on net asset value, the Trust had a total return of -1.55% for the six months ended May 31, 2000. That return was the result of a decrease in net asset value per share from $11.77 on November 30, 1999 to $11.19 on May 31, 2000, and the reinvestment of all distributions.

- Based on the most recent dividend and a share price of $10.50, the Trust had a market yield of 7.17% at May 31, 2000.(1) The Trust's market yield is equivalent to a taxable yield of 11.87%.(2)

MANAGEMENT DISCUSSION

- Insured* special tax revenue bonds constituted the Trust's largest commitment. The Trust's investments included a Jacksonville Stadium Capital Improvement issue, which helped finance improvement costs for Alltel Stadium, home of the Jacksonville Jaguars National Football League franchise.

- As one of the nation's fastest-growing states, Florida must deal with ever-increasing demands for infrastructure upgrades. Not surprisingly, insured* water and sewer issues were a major weighting. The Trust's holdings focused on projects with leading real estate developers in the populous areas such as Tampa, as well as fast-growing resort areas such as Winter Haven.

- Management continued to focus on bonds that have superior call protection. Over the long-term, management believes that providing consistent call protection is an increasingly important strategic consideration.


RATING DISTRIBUTION(3)
--------------------------------------------------------------------------------
BY TOTAL NET ASSETS


                                  [PIE CHART]

AAA                         55.4%
Non-Rated                   15.2%
AA                          14.5%
A                            8.6%
BBB                          5.2%
BB                           1.1%

  ----------------------------------------------------------------------------
  SHARES OF THE TRUST ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED. YIELDS WILL VARY.
  ----------------------------------------------------------------------------


--------------------------------------------------------------------------------
TRUST INFORMATION
AS OF MAY 31, 2000

PERFORMANCE(4)
--------------------------------------------------------------------------------

Average Annual Total Returns (by market value, American Stock Exchange)
--------------------------------------------------------------------------------
One Year                                                       -20.97%
Life of Trust (1/29/99)                                        -19.01


Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                                       -16.21%
Life of Trust (1/29/99)                                        -15.07

5 LARGEST CATEGORIES(3)
--------------------------------------------------------------------------------

Insured - Special Tax Revenue*                       15.4%
Insured - Water & Sewer*                             12.3%
Hospital                                             10.2%
General Obligation                                    8.0%
Transportation                                        7.9%

(1) The Trust's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(2) Taxable-equivalent yield assumes maximum 39.60% combined federal and state intangibles tax rate. A lower rate would result in a lower tax-equivalent figure.

(3) Rating Distribution and Largest Categories are determined by dividing the total market value of the holdings by the total net assets of the Trust. Rating Distribution and Largest Categories are subject to change.

(4) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested.

 * Private insurance does not remove the risk of loss of principal associated with insured investments due to changes in market conditions.

    Past performance is no guarantee of future results. Investment return and market price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

EATON VANCE MASSACHUSETTS MUNICIPAL INCOME TRUST AS OF MAY 31, 2000
--------------------------------------------------------------------------------
MANAGEMENT DISCUSSION
--------------------------------------------------------------------------------

[PHOTO]
Robert B. MacIntosh
Portfolio Manager

INVESTMENT ENVIRONMENT
--------------------------------------------------------------------------------

- The Massachusetts economy has continued to advance in 2000, adding around 70,000 new jobs in the past year. Financial services, retail trade, health services and technology were again among the largest sources of new jobs. The May 2000 unemployment rate was 2.5%, down from the 3.2% rate of a year ago.

- The Massachusetts technology sector continued to benefit from an infusion of both public and private investment. According to the Massachusetts Technology Collaborative, the Commonwealth led the nation in federal R&D spending in 1999, while drawing $3.7 billion in venture capital, second only to California.

- Recent signs suggest that rising interest rates and declining stock prices could moderate the Massachusetts economy. Single-family home sales declined 18% in April from the same period a year ago, while consumer sentiment weakened slightly.

THE TRUST
--------------------------------------------------------------------------------
PERFORMANCE FOR THE PAST YEAR

- Based on share price (traded on the American Stock Exchange), the Trust had a total return of 1.23% for the six months ended May 31, 2000. That return was the result of a decrease in share price from $11.4375 on November 30, 1999 to $11.1875 on May 31, 2000, and the reinvestment of $0.3825 in regular monthly dividends.

- Based on net asset value, the Trust had a total return of -2.28% for the six months ended May 31, 2000. That return was the result of a decrease in net asset value per share from $11.47 on November 30, 1999 to $10.83 on May 31, 2000, and the reinvestment of all distributions.

- Based on the most recent dividend and a share price of $11.1875, the Trust had a market yield of 6.84% at May 31, 2000.(1) The Trust's market yield is equivalent to a taxable yield of 12.03%.(2)

MANAGEMENT DISCUSSION

- Education bonds remained the Trust's largest component at May 31, 2000, with a large exposure to colleges and secondary schools. The Trust also had an investment in an insured* education issue for WGBH Education Foundation, one of the nation's leading public television stations.

- The deteriorating finances of the Central Artery/Tunnel Project remain a concern, as the Commonwealth is forced to issue additional debt to fund the project. However, the Trust is monitoring Project-related credits closely for buying opportunities should they reach attractive levels.

- In the very difficult market conditions that characterized the six month period, the Trust established tax losses that may be used to offset potential capital gains in the future. The Trust also continued to upgrade call protection, which helps to stabilize dividend levels while giving the Trust's holdings better trading characteristics.


RATING DISTRIBUTION(3)
--------------------------------------------------------------------------------
BY TOTAL NET ASSETS


                                  [PIE CHART]

AAA                         52.8%
BBB                         17.7%
A                           13.4%
AA                           8.0%
Non-Rated                    6.9%+
BB                           1.2%

  ----------------------------------------------------------------------------
  SHARES OF THE TRUST ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED. YIELDS WILL VARY.
  ----------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUST INFORMATION
AS OF MAY 31, 2000

PERFORMANCE(4)
--------------------------------------------------------------------------------

Average Annual Total Returns (by market value, American Stock Exchange)
--------------------------------------------------------------------------------
One Year                                                       -14.34%
Life of Trust (1/29/99)                                        -15.11


Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                                       -18.89%
Life of Trust (1/29/99)                                        -17.14

5 LARGEST CATEGORIES(3)
--------------------------------------------------------------------------------

Education                                            21.8%
Insured - Education*                                 14.5%
Hospital                                              9.7%
Insured - Hospital*                                   8.9%
Insured - Transportation*                             7.8%

(1) The Trust's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(2) Taxable-equivalent yield assumes maximum 43.13% combined federal and state income tax rate. A lower rate would result in a lower tax-equivalent figure.

(3) Rating Distribution and Largest Categories are determined by dividing the total market value of the holdings by the total net assets of the Trust. Rating Distribution and Largest Categories are subject to change.

(4) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested.

 * Private insurance does not remove the risk of loss of principal associated with insured investments due to changes in market conditions.

 + In the opinion of management, 3.3% of the 6.9% non-rated portion of the Trust represents bonds that, if rated, would warrant an investment-grade rating.

    Past performance is no guarantee of future results. Investment return and market price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

EATON VANCE MICHIGAN MUNICIPAL INCOME TRUST AS OF MAY 31, 2000
--------------------------------------------------------------------------------
MANAGEMENT DISCUSSION
--------------------------------------------------------------------------------

[PHOTO]
William H. Ahern
Portfolio Manager

INVESTMENT ENVIRONMENT
--------------------------------------------------------------------------------
- Michigan's economy maintained a steady pace in the first half of 2000, although higher interest rates have resulted in lower consumer demand for durable goods and a less robust environment for the construction sector. The state's May 2000 jobless rate declined to 3.2%, well below the 3.8% level of a year ago.

- Michigan's tax-advantaged Renaissance Zones have proven to be among the most innovative economic incentives in the country. Assistance in site development and tax credits for new job creation have contributed to a rising number of start-up businesses and expansions of older industries.

- The auto industry, which constitutes roughly 6% of the state's work force and generates around 13% of the state's total income, experienced some layoffs in May as sluggish car and truck sales produced excessive inventories.

THE TRUST
--------------------------------------------------------------------------------
PERFORMANCE FOR THE PAST YEAR

- Based on share price (traded on the American Stock Exchange), the Trust had a total return of -2.35% for the six months ended May 31, 2000. That return was the result of a decrease in share price from $10.88 on November 30, 1999 to $10.25 on May 31, 2000, and the reinvestment of $0.375 in regular monthly dividends.

- Based on net asset value, the Trust had a total return of -1.03% for the six months ended May 31, 2000. That return was the result of a decrease in net asset value per share from $11.84 on November 30, 1999 to $11.31 on May 31, 2000, and the reinvestment of all distributions.

- Based on the most recent dividend and a share price of $10.25, the Trust had a market yield of 7.32% at May 31, 2000.(1) The Trust's market yield is equivalent to a taxable yield of 12.81%.(2)

MANAGEMENT DISCUSSION

- Management continued its efforts to diversify the Trust's investments. Insured* general obligation bonds represented the largest weighting. Local school district issues were in ample supply and, in addition to providing a very high quality investment, added to the liquidity of the Trust's holdings in a difficult investment climate.

- Hospital bonds again constituted a large commitment of the Trust. Like many other states, Michigan has had to face the challenge of a changing health care industry. The Trust focused on top-tier institutions, including Detroit's Henry Ford Health and Royal Oak's William Beaumont Hospital, both of which were once again named among the nation's top providers of cardiac care by U.S. NEWS AND WORLD REPORT.

- The Trust maintained an exposure to selected non-rated bonds. These research-intensive investments often finance private economic initiatives, resulting in economic stimulus, job creation and projects that are beneficial to the broader community.


RATING DISTRIBUTION(3)
--------------------------------------------------------------------------------
BY TOTAL NET ASSETS


                                  [PIE CHART]

AAA                         70.8%
Non-Rated                    9.5%
AA                           9.4%
BBB                          6.2%
A                            4.1%

  ----------------------------------------------------------------------------
  SHARES OF THE TRUST ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED. YIELDS WILL VARY.
  ----------------------------------------------------------------------------


--------------------------------------------------------------------------------
TRUST INFORMATION
AS OF MAY 31, 2000

PERFORMANCE(4)
--------------------------------------------------------------------------------

Average Annual Total Returns (by market value, American Stock Exchange)
--------------------------------------------------------------------------------
One Year                                                       -25.18%
Life of Trust (1/29/99)                                        -20.47


Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                                       -15.87%
Life of Trust (1/29/99)                                        -14.41


5 LARGEST CATEGORIES(3)
--------------------------------------------------------------------------------

Insured - General Obligation*                        45.3%
Hospital                                             17.8%
Insured - Hospital*                                   9.0%
Transportation                                        5.4%
Insured - Education*                                  4.7%

(1) The Trust's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(2) Taxable-equivalent yield assumes maximum 42.86% combined federal and state income tax rate. Income may also be subject to single business tax and city income tax. A lower rate would result in a lower tax-equivalent figure.

(3) Rating Distribution and Largest Categories are determined by dividing the total market value of the holdings by the total net assets of the Trust. Rating Distribution and Largest Categories are subject to change.

(4) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested.

 * Private insurance does not remove the risk of loss of principal associated with insured investments due to changes in market conditions.

    Past performance is no guarantee of future results. Investment return and market price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

EATON VANCE NEW JERSEY MUNICIPAL INCOME TRUST AS OF MAY 31, 2000
--------------------------------------------------------------------------------
MANAGEMENT DISCUSSION
--------------------------------------------------------------------------------

[PHOTO]
Robert B. MacIntosh
Portfolio Manager

INVESTMENT ENVIRONMENT
--------------------------------------------------------------------------------
- Despite a continuing decline in manufacturing, the New Jersey economy was sustained in the first half of 2000 by strong growth in the finance and trade sectors. In April, non-farm employment reached a record 3.92 million jobs, with the service sector providing the momentum. The state's May 2000 jobless rate fell to 3.8%, down from 4.8% a year ago.

- New Jersey's construction sector has slowed somewhat in the past year in response to rising interest rates. New home sales have declined significantly, although building permits for multi-family units have remained fairly strong.

- A recent New Jersey Wage Survey indicated that state employers generally pay higher wages than their counterparts nationally. The difference ranged from a 19.5% difference for nurses' aides to a 1.8% premium for computer engineers.

THE TRUST
--------------------------------------------------------------------------------
PERFORMANCE FOR THE PAST YEAR

- Based on share price (traded on the American Stock Exchange), the Trust had a total return of 4.15% for the six months ended May 31, 2000. That return was the result of an increase in share price from $10.875 on November 30, 1999 to $10.9375 on May 31, 2000, and the reinvestment of $0.375 in regular monthly dividends.

- Based on net asset value, the Trust had a total return of -2.28% for the six months ended May 31, 2000. That return was the result of a decrease in net asset value per share from $11.72 on November 30, 1999 to $11.06 on May 31, 2000, and the reinvestment of all distributions.

- Based on the most recent dividend and a share price of $10.9375, the Trust had a market yield of 6.86% at May 31, 2000.(1) The Trust's market yield is equivalent to a taxable yield of 12.13%.(2)

MANAGEMENT DISCUSSION

- Insured* transportation bonds constituted the Trust's largest weighting at May 31, 2000. New Jersey Transportation Authority and the Port Authority of New York and New Jersey are among the state's largest municipal issuers, representing high quality and exceptionally good liquidity.

- Education and insured* education bonds continued to play a major role in the Trust. Management had investments in state agencies that benefited a wide range of institutions, including Bloomfield College, Rutgers University and Ramapo College.

- The Trust sought opportunities in selected non-rated bonds, which offered above-average coupons in research-intensive credits. Among the Trust's non-rated investments was an issue for The Seeing Eye, Inc., of Morristown, a non-profit institution that trains seeing-eye dogs to aid visually impaired persons.


RATING DISTRIBUTION(3)
--------------------------------------------------------------------------------
BY TOTAL NET ASSETS


                                  [PIE CHART]

AAA                         57.6%
Non-Rated                   15.4%+
BBB                         10.3%
AA                           8.7%
A                            5.1%
BB                           2.9%

  ----------------------------------------------------------------------------
  SHARES OF THE TRUST ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED. YIELDS WILL VARY.
  ----------------------------------------------------------------------------


--------------------------------------------------------------------------------
TRUST INFORMATION
AS OF MAY 31, 2000

PERFORMANCE(4)
--------------------------------------------------------------------------------

Average Annual Total Returns (by market value, American Stock Exchange)
--------------------------------------------------------------------------------
One Year                                                       -19.49%
Life of Trust (1/29/99)                                        -16.54


Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                                       -18.14%
Life of Trust (1/29/99)                                        -15.84


5 LARGEST CATEGORIES(3)
--------------------------------------------------------------------------------

Insured - Transportation*                            15.8%
Transportation                                       12.0%
Industrial Development Revenue                       11.0%
Hospital                                              9.9%
Insured - Education*                                  8.6%

(1) The Trust's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(2) Taxable-equivalent yield assumes maximum 43.45% combined federal and state income tax rate. A lower rate would result in a lower tax-equivalent figure.

(3) Rating Distribution and Largest Categories are determined by dividing the total market value of the holdings by the total net assets of the Trust. Rating Distribution and Largest Categories are subject to change.

(4) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested.

 * Private insurance does not remove the risk of loss of principal associated with insured investments due to changes in market conditions.

 + In the opinion of management, 9.1% of the 15.4% non-rated portion of the Trust represents bonds that, if rated, would warrant an investment-grade rating.

    Past performance is no guarantee of future results. Investment return and market price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

EATON VANCE NEW YORK MUNICIPAL INCOME TRUST AS OF MAY 31, 2000
--------------------------------------------------------------------------------
MANAGEMENT DISCUSSION
--------------------------------------------------------------------------------

[PHOTO]
Thomas J. Fetter
Portfolio Manager

INVESTMENT ENVIRONMENT
--------------------------------------------------------------------------------
- New York's economy has exhibited signs of moderating somewhat in the first half of 2000. The services and construction sectors remained strong, but the financial services sector - a prime growth engine in recent years - has registered smaller job gains. New York's unemployment rate declined to 4.6% in March 2000 from 5.2% a year earlier.

- In New York City, the services sector remained an especially important source of new employment. However, the City's financial services industry, which produced relatively few new jobs, was nonetheless responsible for roughly 30% of the City's wage growth.

- Health services were again responsible for a significant number of new jobs in the state. According to the state's Department of Labor, more than 64,000 new health care positions have been created in New York since 1990.

THE TRUST
--------------------------------------------------------------------------------
PERFORMANCE FOR THE PAST YEAR

- Based on share price (traded on the American Stock Exchange), the Trust had a total return of -0.12% for the six months ended May 31, 2000. That return was the result of a decrease in share price from $10.81 on November 30, 1999 to $10.4375 on May 31, 2000, and the reinvestment of $0.384 in regular monthly dividends.

- Based on net asset value, the Trust had a total return of 0.05% for the six months ended May 31, 2000. That return was the result of a decrease in net asset value per share from $11.80 on November 30, 1999 to $11.41 on May 31, 2000, and the reinvestment of all distributions.

- Based on the most recent dividend and a share price of $10.4375, the Trust had a market yield of 7.33% at May 31, 2000.(1) The Trust's market yield is equivalent to a taxable yield of 13.03%.(2)

MANAGEMENT DISCUSSION

- Insured* education bonds were again the Trust's largest weighting. Education bonds typically constitute a large percentage of the state's municipal issuance. The New York State Dormitory Authority serves as a financing vehicle for a broad range of educational and hospital housing projects throughout the state.

- Among the Trust's largest holdings was a government obligation for New York City. The issue carries an attractive 6.00% coupon and an A3 rating. The City's economy has witnessed a strong revival in recent years, amid surging tax revenues from rising property values and a robust financial services sector.

- The Trust found attractive opportunities in industrial development revenue bonds (IDBs). The Trust's IDBs financed economic initiatives for private sector companies that included the nation's leading brewer, Anheuser-Busch.


RATING DISTRIBUTION(3)
--------------------------------------------------------------------------------
BY TOTAL NET ASSETS


                                  [PIE CHART]

AAA                         48.1%
A                           22.7%
AA                          12.9%
Non-Rated                   11.0%+
BBB                          5.3%

  ----------------------------------------------------------------------------
  SHARES OF THE TRUST ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED. YIELDS WILL VARY.
  ----------------------------------------------------------------------------


--------------------------------------------------------------------------------
TRUST INFORMATION
AS OF MAY 31, 2000

PERFORMANCE(4)
--------------------------------------------------------------------------------

Average Annual Total Returns (by market value, American Stock Exchange)
--------------------------------------------------------------------------------
One Year                                                       -20.20%
Life of Trust (1/29/99)                                        -19.74


Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                                       -15.66%
Life of Trust (1/29/99)                                        -14.23


5 LARGEST CATEGORIES(3)
--------------------------------------------------------------------------------

Insured - Education*                                 12.7%
Insured - Transportation*                            11.7%
Hospital                                              9.9%
Education                                             9.5%
General Obligations                                   6.6%

(1) The Trust's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(2) Taxable-equivalent yield assumes maximum 43.74% combined federal and state income tax. New York City residents may be subject to New York City personal income tax. A lower rate would result in a lower tax-equivalent figure.

(3) Rating Distribution and Largest Categories are determined by dividing the total market value of the holdings by the total net assets of the Trust. Rating Distribution and Largest Categories are subject to change.

(4) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested.

 * Private insurance does not remove the risk of loss of principal associated with insured investments due to changes in market conditions.

 + In the opinion of management, 4.1% of the 11.0% non-rated portion of the Trust represents bonds that, if rated, would warrant an investment-grade rating.

    Past performance is no guarantee of future results. Investment return and market price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

EATON VANCE OHIO MUNICIPAL INCOME TRUST AS OF MAY 31, 2000
--------------------------------------------------------------------------------
MANAGEMENT DISCUSSION
--------------------------------------------------------------------------------

[PHOTO]
Thomas J. Fetter
Portfolio Manager

INVESTMENT ENVIRONMENT
--------------------------------------------------------------------------------
- While there were signs of a modest slowdown in the national economy, Ohio's economic climate remained on solid footing in the first half of 2000. The service sector, especially business services, provided the largest increase in new jobs. The state's May 2000 unemployment rate was 4.0%, down from 4.3% a year earlier.

- The Youngstown Business Incubator has announced an Electronic Superhighway project to lure technology businesses. The $5 million effort will include the installation of fiber optic cables in downtown buildings, creating an advanced, broadband communications network.

- Ohio's steel producers are once again facing the challenge of cheap foreign imports. According to the American Iron and Steel Institute, U.S. imports of semi-finished steel rose 22% in the past year.

THE TRUST
--------------------------------------------------------------------------------
PERFORMANCE FOR THE PAST YEAR

- Based on share price (traded on the American Stock Exchange), the Trust had a total return of 4.06% for the six months ended May 31, 2000. That return was the result of an increase in share price from $11.25 on November 30, 1999 to $11.3125 on May 31, 2000, and the reinvestment of $0.3765 in regular monthly dividends.

- Based on net asset value, the Trust had a total return of -3.21% for the six months ended May 31, 2000. That return was the result of a decrease in net asset value per share from $11.91 on November 30, 1999 to $11.42 on May 31, 2000, and the reinvestment of all distributions.

- Based on the most recent dividend and a share price of $11.3125, the Trust had a market yield of 6.66% at May 31, 2000.(1) The Trust's market yield is equivalent to a taxable yield of 11.92%.(2)

MANAGEMENT DISCUSSION

- The Trust increased its exposure to industrial development revenue bonds
  (IDBs), the largest weighting in the Trust at May 31, 2000. In addition to providing above-average coupons, the Trust's IDBs provided financing for projects for well-known companies, including General Motors Corp., Ford Motor Co. and Emery Air Freight.

- Hospital bonds were once again well-represented in the Trust. Management focused on institutions that are financially sound, able to adjust to newly implemented Medicare reimbursement policies and well-positioned competitively within their respective markets.

- Management has continued its efforts to diversify the Trust's holdings. The Trust has found good opportunities in general obligations and local school district bonds, as well as in selected non-rated bonds which featured very attractive coupons.


RATING DISTRIBUTION(3)
--------------------------------------------------------------------------------
BY TOTAL NET ASSETS


                                  [PIE CHART]

AAA                         37.2%
A                           20.1%
AA                          19.4%
BBB                         11.1%
Non-Rated                    9.1%+
BB                           3.1%

  ----------------------------------------------------------------------------
  SHARES OF THE TRUST ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED. YIELDS WILL VARY.
  ----------------------------------------------------------------------------


--------------------------------------------------------------------------------
TRUST INFORMATION
AS OF MAY 31, 2000

PERFORMANCE(4)
--------------------------------------------------------------------------------

Average Annual Total Returns (by market value, American Stock Exchange)
--------------------------------------------------------------------------------
One Year                                                       -18.23%
Life of Trust (1/29/99)                                        -14.48


Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                                       -17.69%
Life of Trust (1/29/99)                                        -15.45


5 LARGEST CATEGORIES(3)
--------------------------------------------------------------------------------

Industrial Development Revenue                       22.3%
Hospital                                             17.0%
Insured - Hospital*                                  12.8%
General Obligations                                   9.7%
Insured - General Obligations*                        6.3%

(1) The Trust's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(2) Taxable-equivalent yield assumes maximum 44.13% combined federal and state income tax rate. A lower rate would result in a lower tax-equivalent figure.

(3) Rating Distribution and Largest Categories are determined by dividing the total market value of the holdings by the total net assets of the Trust. Rating Distribution and Largest Categories are subject to change.

(4) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested.

 * Private insurance does not remove the risk of loss of principal associated with insured investments due to changes in market conditions.

 + In the opinion of management, 3.9% of the 9.1% non-rated portion of the Trust represents bonds that, if rated, would warrant an investment-grade rating.

    Past performance is no guarantee of future results. Investment return and market price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

EATON VANCE PENNSYLVANIA MUNICIPAL INCOME TRUST AS OF MAY 31, 2000
--------------------------------------------------------------------------------
MANAGEMENT DISCUSSION
--------------------------------------------------------------------------------

[PHOTO]
Cynthia J. Clemson
Portfolio Manager

INVESTMENT ENVIRONMENT
--------------------------------------------------------------------------------

- Pennsylvania continued its economic expansion, paced by strong gains in the construction and service sectors. Total non-farm jobs rose 55,000 over the past year, paced by strong gains in the service sector. The Commonwealth's May 2000 unemployment rate was 4.0%, down from 4.4% a year ago and the lowest rate in 27 years.

- Lehigh Valley communities have made a concerted effort in recent years to draw technology to an area whose economy was once dominated by steel production. The cities of Allentown, Easton and Bethlehem have created nearly 40,000 new, high-tech jobs since the mid-1990s.

- The manufacturing sector again shed jobs over the past year due to weakness in exports to crisis-plagued Asia. Electronics, industrial machinery and transportation equipment displayed weakness, while furniture and lumber production remained stable.

THE TRUST
--------------------------------------------------------------------------------
PERFORMANCE FOR THE PAST YEAR

- Based on share price (traded on the American Stock Exchange), the Trust had a total return of 4.16% for the six months ended May 31, 2000. That return was the result of an increase in share price from $10.75 on November 30, 1999 to $10.8125 on May 31, 2000, and the reinvestment of $0.3765 in regular monthly dividends.

- Based on net asset value, the Trust had a total return of -0.73% for the six months ended May 31, 2000. That return was the result of a decrease in net asset value per share from $11.84 on November 30, 1999 to $11.35 on May 31, 2000, and the reinvestment of all distributions.

- Based on the most recent dividend and a share price of $10.8125, the Trust had a market yield of 6.96% at May 31, 2000.(1) The Trust's market yield is equivalent to a taxable yield of 11.86%.(2)

MANAGEMENT DISCUSSION

- While hospital bond issuance has been fairly plentiful in recent months, the Trust remained very selective in its hospital investments. The Trust focused on quality institutions such as Beaver County Valley Health Care System, a community-based system of hospitals serving southwestern Pennsylvania, with specialties that include cardiology, psychiatry, cancer treatment, rehabilitation and neonatal care.

- Education and insured* education bonds were among the Trust's largest weightings. The Trust's holdings included issues for Girard College, University of Pennsylvania, Bryn Mawr College, Drexel University, Temple University and Thomas Jefferson University.

- Management continued to focus on bonds that have superior call protection. Over the long-term, management believes that providing consistent call protection is an increasingly important strategic consideration.


RATING DISTRIBUTION(3)
--------------------------------------------------------------------------------
BY TOTAL NET ASSETS


                                  [PIE CHART]

AAA                         68.5%
BBB                         13.1%
Non-Rated                    8.5%
BBB-                         5.4%
AA-                          4.5%

  ----------------------------------------------------------------------------
  SHARES OF THE TRUST ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED. YIELDS WILL VARY.
  ----------------------------------------------------------------------------


--------------------------------------------------------------------------------
TRUST INFORMATION
AS OF MAY 31, 2000

PERFORMANCE(4)
--------------------------------------------------------------------------------

Average Annual Total Returns (by market value, American Stock Exchange)
--------------------------------------------------------------------------------
One Year                                                       -18.07%
Life of Trust (1/29/99)                                        -17.62


Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                                       -15.69%
Life of Trust (1/29/99)                                        -14.19


5 LARGEST CATEGORIES(3)
--------------------------------------------------------------------------------

Insured - Hospital*                                  21.4%
Insured - Education*                                 18.6%
Insured - General Obligation*                         8.5%
Education                                             8.1%
Industrial Development Revenue                        7.5%

(1) The Trust's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(2) Taxable-equivalent yield assumes maximum 41.29% combined federal and state income tax rate. A lower rate would result in a lower tax-equivalent figure.

(3) Rating Distribution and Largest Categories are determined by dividing the total market value of the holdings by the total net assets of the Trust. Rating Distribution and Largest Categories are subject to change.

(4) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested.

 * Private insurance does not remove the risk of loss of principal associated with insured investments due to changes in market conditions.

    Past performance is no guarantee of future results. Investment return and market price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

CALIFORNIA MUNICIPAL INCOME TRUST AS OF MAY 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.1%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Education -- 8.3%
-------------------------------------------------------------------------
    $ 2,500        California Educational Facilities
                   Authority, (Pepperdine University),
                   5.00%, 11/1/29                            $  2,133,550
      3,770        California Educational Facilities
                   Authority, (Pooled College and
                   University), 5.10%, 4/1/23                   3,254,754
      4,350        California Educational Facilities
                   Authority, (Santa Clara University),
                   5.00%, 9/1/23                                3,790,807
      2,500        California Educational Facilities
                   Authority, (University of Southern
                   California), 5.50%, 10/1/27                  2,352,300
-------------------------------------------------------------------------
                                                             $ 11,531,411
-------------------------------------------------------------------------
Electric Utilities -- 1.7%
-------------------------------------------------------------------------
    $ 2,975        Guam Power Authority, 5.125%, 10/1/29     $  2,426,856
-------------------------------------------------------------------------
                                                             $  2,426,856
-------------------------------------------------------------------------
General Obligations -- 8.0%
-------------------------------------------------------------------------
    $ 4,500        California, 5.00%, 10/1/27                $  3,872,340
      2,500        California RITES, 3.85%, 5/1/26(1)(2)        2,295,925
      2,000        Capistrano Unified School District,
                   5.75%, 9/1/29                                1,702,340
        600        Manteca Unified School District,
                   5.80%, 9/1/24                                  524,322
      3,625        Puerto Rico, Variable Rate, 7/1/27(1)(2)     2,677,389
-------------------------------------------------------------------------
                                                             $ 11,072,316
-------------------------------------------------------------------------
Hospital -- 8.5%
-------------------------------------------------------------------------
    $ 2,000        California Health Facilities Financing
                   Authority, (Cedars-Sinai Medical
                   Center), 6.25%, 12/1/34                   $  1,982,100
      4,000        California Statewide Communities
                   Development Authority, (Children's
                   Hospital of Los Angeles),
                   5.25%, 8/15/29                               3,430,080
      1,750        California Statewide Communities
                   Development Authority, (Sonoma County
                   Indian Health), 6.40%, 9/1/29                1,547,157
      1,000        Stockton Health Facilities Authority,
                   (Dameron Hospital), 5.70%, 12/1/14             885,680
      2,000        Tahoe Forest Hospital District,
                   5.85%, 7/1/22                                1,630,760
      2,750        Washington Township, Health Care
                   District, 5.25%, 7/1/29                      2,339,590
-------------------------------------------------------------------------
                                                             $ 11,815,367
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Housing -- 6.7%
-------------------------------------------------------------------------
    $ 1,750        California Statewide Communities
                   Development Authority, (Chesapeake Bay
                   Apartments), 6.00%, 6/1/32                $  1,522,290
      1,000        California Statewide Communities
                   Development Authority, (Corporate Fund
                   for Housing), 6.50%, 12/1/29                   935,600
        500        California Statewide Communities
                   Development Authority, (Corporate Fund
                   for Housing), 7.25%, 12/1/34                   486,445
      1,750        California Statewide Communities
                   Development Authority, (Nantucket Bay
                   Apartments), 6.00%, 6/1/32                   1,522,290
      1,700        California Statewide Communities
                   Development Authority, (Oaks at Sunset
                   Apartments), 6.00%, 6/1/36                   1,472,217
        800        Commerce, (Hermitage III Senior
                   Apartments), 6.50%, 12/1/29                    747,544
        450        Commerce, (Hermitage III Senior
                   Apartments), 6.85%, 12/1/29                    434,565
      2,765        Monterey County Housing Authority,
                   Multifamily, (Parkside Manor
                   Apartments), 5.00%, 1/1/29                   2,223,254
-------------------------------------------------------------------------
                                                             $  9,344,205
-------------------------------------------------------------------------
Insured-Education -- 2.5%
-------------------------------------------------------------------------
    $ 3,730        California Public Works Board,
                   (California Community Colleges), (MBIA),
                   5.25%, 9/1/19                             $  3,471,138
-------------------------------------------------------------------------
                                                             $  3,471,138
-------------------------------------------------------------------------
Insured-Electric Utilities -- 2.7%
-------------------------------------------------------------------------
    $   750        California Pollution Control Financing
                   Authority, (Southern California Edison
                   Co.), (MBIA), 5.45%, 9/1/29               $    698,730
      3,250        California Pollution Control Financing
                   Authority, (Southern California Edison
                   Co.), (MBIA), (AMT), 5.55%, 9/1/31           3,015,057
-------------------------------------------------------------------------
                                                             $  3,713,787
-------------------------------------------------------------------------
Insured-General Obligations -- 0.9%
-------------------------------------------------------------------------
    $ 3,650        Burbank Unified School District, (FGIC),
                   0.00%, 8/1/18                             $  1,243,737
-------------------------------------------------------------------------
                                                             $  1,243,737
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CALIFORNIA MUNICIPAL INCOME TRUST AS OF MAY 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Insured-Hospital -- 5.0%
-------------------------------------------------------------------------
    $ 7,500        California Health Facilities Authority,
                   (Little Company of Mary Health
                   Services), (AMBAC), 4.50%, 10/1/28        $  5,771,550
      1,245        California Statewide Communities
                   Development Authority, (Sutter Health)
                   Residual Certificates, (FSA), Variable
                   Rate, 8/15/27(2)(3)                          1,150,442
-------------------------------------------------------------------------
                                                             $  6,921,992
-------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 6.0%
-------------------------------------------------------------------------
    $11,500        Anaheim Public Financing Authority,
                   (Public Improvements), (FSA),
                   0.00%, 9/1/28                             $  2,025,150
      4,400        San Diego (Convention Center Expansion
                   Financing), (AMBAC), 4.75%, 4/1/28           3,613,280
      3,750        San Mateo County Joint Powers Financing
                   Authority, (FSA), Variable Rate,
                   7/15/29(1)(2)                                2,690,962
-------------------------------------------------------------------------
                                                             $  8,329,392
-------------------------------------------------------------------------
Insured-Special Tax Revenue -- 3.5%
-------------------------------------------------------------------------
    $ 5,000        Pasadena, (Community Facilities District
                   North 1), (FSA), 5.25%, 12/1/25           $  4,528,500
        525        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(3)                                      314,234
-------------------------------------------------------------------------
                                                             $  4,842,734
-------------------------------------------------------------------------
Insured-Transportation -- 11.9%
-------------------------------------------------------------------------
    $ 3,500        Alameda, CA, Corridor Transportation
                   Authority, (MBIA), 4.75%, 1/1/25          $  2,900,030
      5,130        Foothills/Eastern Transportation
                   Corridor Agency, (FSA), 0.00%, 1/1/26        1,082,430
      2,300        Port Oakland, (MBIA), (AMT),
                   5.375%, 11/1/25                              2,079,016
      2,000        Puerto Rico Highway and Transportation
                   Authority, STRIPES, (FSA),
                   4.75%, 7/1/38                                1,605,880
      4,000        San Francisco City and County Airports
                   Commission, (International Airport),
                   (FSA), 4.75%, 5/1/29                         3,263,360
      6,000        San Francisco, (Bay Area Rapid
                   Transportation District), (FGIC),
                   5.50%, 7/1/34                                5,615,640
-------------------------------------------------------------------------
                                                             $ 16,546,356
-------------------------------------------------------------------------
Insured-Water and Sewer -- 10.1%
-------------------------------------------------------------------------
    $ 5,000        Contra Costa County, Water District,
                   (MBIA), 5.00%, 10/1/24                    $  4,361,100
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Water and Sewer (continued)
-------------------------------------------------------------------------
    $ 4,000        East Bay Municipal Utilities District,
                   Wastewater Treatment System, (FGIC),
                   5.00%, 6/1/26                             $  3,446,160
      5,500        Metropolitan Water District, (Southern
                   California Waterworks), (MBIA),
                   4.75%, 7/1/21                                4,639,800
      2,000        San Diego County Water Authority,
                   (FGIC), 4.75%, 5/1/28                        1,637,220
-------------------------------------------------------------------------
                                                             $ 14,084,280
-------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 5.4%
-------------------------------------------------------------------------
    $ 4,000        Duarte, Certificates of Participation,
                   5.25%, 4/1/24                             $  3,313,920
      4,000        Sacramento City Financing Authority,
                   5.40%, 11/1/20                               3,778,240
        500        Turlock Public Financing Authority,
                   5.45%, 9/1/24                                  422,950
-------------------------------------------------------------------------
                                                             $  7,515,110
-------------------------------------------------------------------------
Special Tax Revenue -- 11.3%
-------------------------------------------------------------------------
    $ 1,500        Bonita Canyon Public Facilities
                   Financing Authority, 5.375%, 9/1/28       $  1,233,030
        895        Brentwood Infrastructure Financing
                   Authority, 5.625%, 9/2/29                      754,691
      1,000        Brentwood Infrastructure Financing
                   Authority, 6.00%, 9/1/29                       913,570
      2,000        Corona Public Financing Authority,
                   5.80%, 9/1/20                                1,780,560
      1,590        Fontana Redevelopment Agency, (Jurupa
                   Hills), 5.60%, 10/1/27                       1,375,255
        750        Irvine, Improvement Bond Act of 1915,
                   5.50%, 9/2/22                                  651,638
      1,000        Irvine, Improvement Bond Act of 1915,
                   6.00%, 9/2/23                                  927,380
      1,740        Lincoln Public Financing Authority,
                   Improvement Bond Act of 1915 (Twelve
                   Bridges), 6.20%, 9/2/25                      1,627,909
      2,465        Oakland Joint Powers Financing
                   Authority, 5.40%, 9/2/18                     2,290,429
      1,000        Oakland Joint Powers Financing
                   Authority, 5.50%, 9/2/24                       916,770
        250        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 7/1/28(1)(2)         183,090
        700        Rancho Cucamonga Public Financing
                   Authority, 6.00%, 9/2/20                       648,585
      1,250        Roseville Special Tax, 6.30%, 9/1/25         1,171,338
      1,325        San Pablo Redevelopment Agency,
                   5.65%, 12/1/23                               1,194,090
-------------------------------------------------------------------------
                                                             $ 15,668,335
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CALIFORNIA MUNICIPAL INCOME TRUST AS OF MAY 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Transportation -- 3.5%
-------------------------------------------------------------------------
    $ 3,750        Los Angeles County Metropolitan
                   Transportation Authority, Variable Rate,
                   7/1/28(1)(2)                              $  2,403,750
      1,170        Port Redwood City, (AMT),
                   5.125%, 6/1/30                                 916,262
      2,515        Puerto Rico Highway and Transportation
                   Authority, Variable Rate, 7/1/28(2)(3)       1,505,328
-------------------------------------------------------------------------
                                                             $  4,825,340
-------------------------------------------------------------------------
Water and Sewer -- 2.1%
-------------------------------------------------------------------------
    $ 2,500        Metropolitan Water District, (Southern
                   California Waterworks), Variable Rate,
                   7/1/27(1)(2)                              $  1,468,600
      1,500        Santa Margarita Water District,
                   6.20%, 9/1/20                                1,444,155
-------------------------------------------------------------------------
                                                             $  2,912,755
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.1%
   (identified cost $155,642,595)                            $136,265,111
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.9%                       $  2,568,850
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $138,833,961
-------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2000, 43.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 7.1% to 15.5% of total investments.
 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

FLORIDA MUNICIPAL INCOME TRUST AS OF MAY 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.7%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Education -- 1.1%
------------------------------------------------------------------------
     $1,000        Volusia County Educational Facilities
                   Authority, (Embry Riddle Aeronautical),
                   5.75%, 10/15/29                           $   903,960
------------------------------------------------------------------------
                                                             $   903,960
------------------------------------------------------------------------
Electric Utilities -- 2.8%
------------------------------------------------------------------------
     $1,100        Guam Power Authority, 5.125%, 10/1/29     $   897,325
      2,000        Jacksonville Electric Authority,
                   Variable Rate, 10/1/32(1)(2)                1,385,620
------------------------------------------------------------------------
                                                             $ 2,282,945
------------------------------------------------------------------------
General Obligations -- 8.0%
------------------------------------------------------------------------
     $1,250        Florida, Variable Rate, 7/1/27(1)(2)      $   884,687
      3,000        Florida Board of Education,
                   4.75%, 6/1/28                               2,401,170
      2,000        New York State, 5.00%, 3/15/29              1,657,460
      2,250        Puerto Rico, Variable Rate, 7/1/27(1)(2)    1,661,827
------------------------------------------------------------------------
                                                             $ 6,605,144
------------------------------------------------------------------------
Hospital -- 10.2%
------------------------------------------------------------------------
     $2,500        Escambia County Health Facilities
                   Authority, (Charity Obligation Group),
                   5.00%, 11/1/28                            $ 2,418,100
        500        Halifax Medical Center, 7.25%, 10/1/29        456,435
      3,000        Highlands County Health Facilities
                   Authority, (Adventist Health System),
                   5.25%, 11/15/28                             2,281,380
      2,000        Maricopa County, AZ, IDA, (Mayo Clinic),
                   5.25%, 11/15/37                             1,695,740
      1,550        Marion County Hospital District,
                   5.50%, 10/1/29                              1,325,544
        265        Orange County Health Facilities
                   Authority, (Westminster Community Care),
                   6.60%, 4/1/24                                 233,489
------------------------------------------------------------------------
                                                             $ 8,410,688
------------------------------------------------------------------------
Housing -- 1.2%
------------------------------------------------------------------------
     $1,000        Muni Mae Tax Revenue Exempt Bond, (AMT),
                   Variable Rate, 6/30/09                    $   978,240
------------------------------------------------------------------------
                                                             $   978,240
------------------------------------------------------------------------
Industrial Development Revenue -- 3.8%
------------------------------------------------------------------------
     $1,000        Broward County IDR, (Lynxs Cargoport),
                   (AMT), 6.75%, 6/1/19                      $   915,360
      1,000        New Jersey EDA, (Continental Airlines),
                   (AMT), 6.25%, 9/15/29                         880,160
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Industrial Development Revenue (continued)
------------------------------------------------------------------------
     $1,400        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.25%, 6/1/26           $ 1,329,510
------------------------------------------------------------------------
                                                             $ 3,125,030
------------------------------------------------------------------------
Insured-Electric Utilities -- 5.9%
------------------------------------------------------------------------
     $1,600        Burke County Development Authority
                   (Georgia Power Co.), (MBIA),
                   5.45%, 5/1/34                             $ 1,419,280
      4,000        Sunrise Utilities Systems, (AMBAC),
                   5.00%, 10/1/28                              3,452,040
------------------------------------------------------------------------
                                                             $ 4,871,320
------------------------------------------------------------------------
Insured-General Obligations -- 2.3%
------------------------------------------------------------------------
     $2,500        Florida Board of Education, (Capital
                   Outlay), (MBIA), 4.50%, 6/1/28            $ 1,919,825
------------------------------------------------------------------------
                                                             $ 1,919,825
------------------------------------------------------------------------
Insured-Hospital -- 2.4%
------------------------------------------------------------------------
     $2,500        Tampa, (Catholic Health System), (MBIA),
                   4.75%, 11/15/28                           $ 1,983,500
------------------------------------------------------------------------
                                                             $ 1,983,500
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 15.4%
------------------------------------------------------------------------
     $2,200        Dade County Special Obligation, (AMBAC),
                   Variable Rate, 10/1/35(1)                 $ 1,508,364
      4,000        Jacksonville Capital Improvement
                   Revenue, (Stadium), (AMBAC),
                   4.75%, 10/1/25                              3,261,200
      1,470        Miami Beach Resort Tax, (AMBAC),
                   6.25%, 10/1/22                              1,547,351
      4,000        Miami-Dade County, (Professional Sport
                   Franchise), (MBIA), 4.75%, 10/1/30          3,204,080
      1,395        Miami-Dade County, Special Obligation,
                   (MBIA), 5.00%, 10/1/37                      1,164,016
        440        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(3)                                     263,358
      2,250        Village Center Community Development
                   District, (MBIA), 4.75%, 11/1/22            1,842,277
------------------------------------------------------------------------
                                                             $12,790,646
------------------------------------------------------------------------
Insured-Transportation -- 5.2%
------------------------------------------------------------------------
     $4,500        Florida Turnpike Authority, (Department
                   of Transportation), (FGIC),
                   4.50%, 7/1/27                             $ 3,492,270
      1,000        Orlando and Orange County Expressway
                   Authority, (FGIC), 5.00%, 7/1/28              852,980
------------------------------------------------------------------------
                                                             $ 4,345,250
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

FLORIDA MUNICIPAL INCOME TRUST AS OF MAY 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Utilities -- 2.8%
------------------------------------------------------------------------
     $2,750        Jupiter Island, Utility System,(South
                   Martin Regional Utility), (MBIA),
                   5.00%, 10/1/28                            $ 2,343,577
------------------------------------------------------------------------
                                                             $ 2,343,577
------------------------------------------------------------------------
Insured-Water and Sewer -- 12.3%
------------------------------------------------------------------------
     $2,000        Cocoa, Water and Sewer, (FGIC),
                   4.50%, 10/1/22                            $ 1,584,560
      2,000        Englewood Water District Utility, (FSA),
                   4.75%, 10/1/23                              1,649,960
      1,000        Okeechobee Utility Authority, (FSA),
                   5.00%, 10/1/25                                860,660
      1,250        Tampa Bay Water Utility System, (FGIC),
                   5.75%, 10/1/29                              1,211,188
      2,000        Tampa Bay Water Utility System, (FGIC),
                   Variable Rate, 10/1/27(1)(2)                1,236,460
      4,500        Winter Haven Utilities System, (MBIA),
                   4.75%, 10/1/28                              3,626,685
------------------------------------------------------------------------
                                                             $10,169,513
------------------------------------------------------------------------
Nursing Home -- 3.1%
------------------------------------------------------------------------
     $  850        Alachua County Health Facilities
                   Authority, (Beverly Enterprises Inc. ),
                   6.75%, 4/1/10                             $   796,561
      1,500        Lee County IDA, (Shell Point Village),
                   5.50%, 11/15/29                             1,137,150
        735        Orange County Health Facilities
                   Authority, (Westminster Community Care),
                   6.75%, 4/1/34                                 637,973
------------------------------------------------------------------------
                                                             $ 2,571,684
------------------------------------------------------------------------
Pooled Loans -- 0.6%
------------------------------------------------------------------------
     $  500        Osceola County IDA Community Provider
                   Pooled Loan, 7.75%, 7/1/17                $   507,570
------------------------------------------------------------------------
                                                             $   507,570
------------------------------------------------------------------------
Senior Living / Life Care -- 0.9%
------------------------------------------------------------------------
     $  850        Okaloosa County Retirement Rental
                   Housing, (Encore Retirement Partners),
                   6.125%, 2/1/14                            $   705,900
------------------------------------------------------------------------
                                                             $   705,900
------------------------------------------------------------------------
Special Tax Revenue -- 5.2%
------------------------------------------------------------------------
     $1,000        Fleming Island Plantation Community
                   Development District, 6.30%, 2/1/05       $   990,170
        900        Heritage Springs Community Development
                   District, 6.75%, 5/1/21                       871,101
      1,000        Longleaf Community Development District,
                   6.65%, 5/1/20                                 908,430
        585        North Springs Improvement District,
                   (Heron Bay), 7.00%, 5/1/19                    582,221
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Special Tax Revenue (continued)
------------------------------------------------------------------------
     $1,000        University Square Community Development
                   District, 6.75%, 5/1/20                   $   963,420
------------------------------------------------------------------------
                                                             $ 4,315,342
------------------------------------------------------------------------
Transportation -- 7.9%
------------------------------------------------------------------------
     $2,250        Florida Ports Financing Commission,
                   5.50%, 10/1/29                            $ 2,062,170
      1,500        Greater Orlando Aviation Authority,
                   (AMT), Variable Rate, 10/1/18               1,083,255
        650        Lee County Airport, 6.00%, 10/1/29            642,421
      2,000        Puerto Rico Highway and Transportation
                   Authority, 5.50%, 7/1/36                    1,830,260
      1,165        Puerto Rico Highway and Transportation
                   Authority, Variable Rate, 7/1/26(2)(3)        968,791
------------------------------------------------------------------------
                                                             $ 6,586,897
------------------------------------------------------------------------
Water and Sewer -- 7.6%
------------------------------------------------------------------------
     $2,000        Jacksonville, Water and Sewer,
                   5.375%, 10/1/29                           $ 1,786,700
      1,500        Metropolitan Water District, (Southern
                   California Waterworks), Variable Rate,
                   7/1/27(1)(2)                                  881,160
      1,000        Northern Palm Beach County Improvement
                   District, (Water Control and
                   Improvement), 6.00%, 8/1/25                   902,440
      3,000        Seminole County, Water and Sewer,
                   5.375%, 10/1/22                             2,748,300
------------------------------------------------------------------------
                                                             $ 6,318,600
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.7%
   (identified cost $94,741,272)                             $81,735,631
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.3%                       $ 1,099,116
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $82,834,747
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Trust invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2000, 47.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 3.1% to 21.4% of total investments.
 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

MASSACHUSETTS MUNICIPAL INCOME TRUST AS OF MAY 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 97.1%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Education -- 21.8%
------------------------------------------------------------------------
     $2,500        Massachusetts Development Finance
                   Agency, (Boston University),
                   5.45%, 5/15/59                            $ 2,091,050
      1,000        Massachusetts Development Finance
                   Agency, (Clark University),
                   5.00%, 7/1/28                                 805,820
      1,250        Massachusetts Development Finance
                   Agency, (Eastern Nazarene College),
                   5.625%, 4/1/29                              1,046,812
      1,000        Massachusetts Development Finance
                   Agency, (Suffolk University),
                   5.85%, 7/1/29                                 894,410
      1,500        Massachusetts Development Finance
                   Agency, (Wheeler School),
                   6.50%, 12/1/29                              1,447,650
      1,250        Massachusetts Development Finance
                   Agency, (Xaverian Brothers High School),
                   5.65%, 7/1/29                               1,088,837
      2,500        Massachusetts HEFA, (Massachusetts
                   Institute of Technology), 4.75%, 1/1/28     2,050,625
        750        Massachusetts HEFA, (Wellesley College),
                   5.125%, 7/1/39                                632,355
        500        Massachusetts IFA, (Babson College),
                   5.25%, 10/1/27                                423,955
        400        Massachusetts IFA, (Belmont Hill
                   School), 5.25%, 9/1/28                        335,976
------------------------------------------------------------------------
                                                             $10,817,490
------------------------------------------------------------------------
Electric Utilities -- 1.2%
------------------------------------------------------------------------
     $  720        Guam Power Authority, 5.125%, 10/1/29     $   587,340
------------------------------------------------------------------------
                                                             $   587,340
------------------------------------------------------------------------
Escrowed / Prerefunded -- 0.2%
------------------------------------------------------------------------
     $  100        Massachusetts Turnpike Authority,
                   (MBIA), Escrowed to Maturity,
                   5.00%, 1/1/20                             $    90,109
------------------------------------------------------------------------
                                                             $    90,109
------------------------------------------------------------------------
General Obligations -- 4.9%
------------------------------------------------------------------------
     $1,250        Puerto Rico, Variable Rate, 7/1/27(1)(2)  $   923,237
      1,715        Westfield, 5.00%, 5/1/20                    1,525,355
------------------------------------------------------------------------
                                                             $ 2,448,592
------------------------------------------------------------------------
Health Care-Miscellaneous -- 3.4%
------------------------------------------------------------------------
     $  700        Massachusetts Development Finance
                   Agency, (Biomedical Research Corp.),
                   5.75%, 2/1/29                             $   587,062
        600        Massachusetts Development Finance
                   Agency, (MCHSP Human Services),
                   6.60%, 8/15/29                                525,186
        700        Massachusetts HEFA, (Learning Center for
                   Deaf Children), 6.125%, 7/1/29                590,282
------------------------------------------------------------------------
                                                             $ 1,702,530
------------------------------------------------------------------------
Hospital -- 9.7%
------------------------------------------------------------------------
     $  175        Massachusetts HEFA, (Central New England
                   Health Systems), 6.30%, 8/1/18            $   150,157
      1,000        Massachusetts HEFA,
                   (Milford-Whitinsville Hospital),
                   5.25%, 7/15/18                                762,240
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Hospital (continued)
------------------------------------------------------------------------
     $  125        Massachusetts HEFA,
                   (Milford-Whitinsville Hospital),
                   5.375%, 7/15/28                           $    90,810
      2,800        Massachusetts HEFA, (Partners Healthcare
                   System), 5.25%, 7/1/29                      2,264,836
      1,800        Massachusetts HEFA, (South Shore
                   Hospital), 5.75%, 7/1/29                    1,554,606
------------------------------------------------------------------------
                                                             $ 4,822,649
------------------------------------------------------------------------
Industrial Development Revenue -- 1.5%
------------------------------------------------------------------------
     $  750        Massachusetts IFA, (American Hingham
                   Water Co.), (AMT), 6.60%, 12/1/15         $   750,090
------------------------------------------------------------------------
                                                             $   750,090
------------------------------------------------------------------------
Insured-Education -- 14.5%
------------------------------------------------------------------------
     $  850        Massachusetts HEFA, (Berklee College of
                   Music), (MBIA), Variable Rate,
                   10/1/27(1)(2)                             $   621,877
      2,500        Massachusetts HEFA, (Brandeis
                   University), (MBIA), 4.75%, 10/1/28         2,015,400
      1,000        Massachusetts HEFA, (Northeastern
                   University), (MBIA), 5.00%, 10/1/29           845,150
      1,000        Massachusetts IFA, (Merrimack College),
                   (MBIA), 5.00%, 7/1/27                         846,890
      3,000        Massachusetts IFA, (Tufts University),
                   (MBIA), 4.75%, 2/15/28                      2,425,350
        500        Massachusetts IFA, (WGBH), (AMBAC),
                   5.00%, 3/1/28                                 421,710
------------------------------------------------------------------------
                                                             $ 7,176,377
------------------------------------------------------------------------
Insured-Hospital -- 8.9%
------------------------------------------------------------------------
     $1,250        Massachusetts HEFA, (Catholic Health
                   East), (AMBAC), 5.00%, 11/15/28           $ 1,029,788
      1,000        Massachusetts HEFA, (Harvard Pilgrim
                   Health), (FSA), 5.00%, 7/1/28                 813,500
      2,250        Massachusetts HEFA, (Southcoast Health
                   System), (MBIA), 4.75%, 7/1/27              1,761,930
      1,000        Massachusetts HEFA, (UMass Medical
                   Center), (AMBAC), 5.00%, 7/1/28               824,650
------------------------------------------------------------------------
                                                             $ 4,429,868
------------------------------------------------------------------------
Insured-Industrial Development Revenue -- 2.0%
------------------------------------------------------------------------
     $1,000        Massachusetts Port Authority, (US
                   Airways), (MBIA), (AMT), 6.00%, 9/1/21    $   986,310
------------------------------------------------------------------------
                                                             $   986,310
------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 4.2%
------------------------------------------------------------------------
     $2,450        Plymouth County, (Plymouth County
                   Correctional Facility), (AMBAC),
                   5.00%, 4/1/22                             $ 2,101,929
------------------------------------------------------------------------
                                                             $ 2,101,929
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MASSACHUSETTS MUNICIPAL INCOME TRUST AS OF MAY 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Senior Living / Life Care -- 1.0%
------------------------------------------------------------------------
     $  500        Massachusetts IDA, (Alzheimers Center),
                   (FHA), 6.00%, 2/1/37                      $   477,900
------------------------------------------------------------------------
                                                             $   477,900
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 0.9%
------------------------------------------------------------------------
     $  735        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(3)                                 $   439,927
------------------------------------------------------------------------
                                                             $   439,927
------------------------------------------------------------------------
Insured-Transportation -- 7.8%
------------------------------------------------------------------------
     $1,000        Massachusetts Port Authority, (FGIC),
                   (AMT), 5.00%, 7/1/28                      $   829,180
      2,000        Massachusetts Turnpike Authority,
                   (MBIA), 5.25%, 1/1/29                       1,767,560
      1,450        Rail Connections, Inc., (Route 128
                   Parking), (ACA), 0.00%, 7/1/20                388,615
      3,720        Rail Connections, Inc., (Route 128
                   Parking), (ACA), 0.00%, 7/1/22                863,338
------------------------------------------------------------------------
                                                             $ 3,848,693
------------------------------------------------------------------------
Insured-Water and Sewer -- 2.5%
------------------------------------------------------------------------
     $1,500        Massachusetts Water Pollution Abatement
                   Trust, (FGIC), 4.75%, 2/1/26              $ 1,223,085
------------------------------------------------------------------------
                                                             $ 1,223,085
------------------------------------------------------------------------
Nursing Home -- 2.1%
------------------------------------------------------------------------
     $  595        Massachusetts Development Finance
                   Agency, (Odd Fellows Home of
                   Massachusetts), 6.25%, 1/1/15             $   524,159
        600        Massachusetts HEFA, (Christopher House),
                   6.875%, 1/1/29                                538,026
------------------------------------------------------------------------
                                                             $ 1,062,185
------------------------------------------------------------------------
Senior Living / Life Care -- 2.3%
------------------------------------------------------------------------
     $1,500        Massachusetts Development Finance
                   Agency, (Berkshire Retirement),
                   5.625%, 7/1/29                            $ 1,149,675
------------------------------------------------------------------------
                                                             $ 1,149,675
------------------------------------------------------------------------
Special Tax Revenue -- 1.2%
------------------------------------------------------------------------
     $  800        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 7/1/28(1)(2)    $   585,888
------------------------------------------------------------------------
                                                             $   585,888
------------------------------------------------------------------------
Transportation -- 4.2%
------------------------------------------------------------------------
     $1,350        Massachusetts Bay Transportation
                   Authority, Variable Rate, 3/1/27(1)(2)    $   939,465
      1,100        Massachusetts Turnpike Authority,
                   Metropolitan Highway System, Variable
                   Rate, 1/1/39(2)(3)                            543,884
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Transportation (continued)
------------------------------------------------------------------------
     $1,000        Puerto Rico Highway and Transportation
                   Authority, Variable Rate, 7/1/28(2)(3)    $   598,540
------------------------------------------------------------------------
                                                             $ 2,081,889
------------------------------------------------------------------------
Water and Sewer -- 2.8%
------------------------------------------------------------------------
     $1,500        Massachusetts Water Pollution Abatement
                   Trust PCR, 5.375%, 8/1/27                 $ 1,371,045
------------------------------------------------------------------------
                                                             $ 1,371,045
------------------------------------------------------------------------
Total Tax-Exempt Investments
   (identified cost $55,727,111)                             $48,153,571
------------------------------------------------------------------------

COMMON STOCKS -- 0.7%

SECURITY                                  SHARES   VALUE
--------------------------------------------------------------
Investment Companies -- 0.7%
--------------------------------------------------------------
Nuveen Massachusetts Premium Income
Municipal Fund                            13,000   $   182,000
Van Kampen Massachusetts Value Municipal
Income Trust                              14,500       192,125
--------------------------------------------------------------
                                                   $   374,125
--------------------------------------------------------------
Total Common Stocks
   (identified cost $433,537)                      $   374,125
--------------------------------------------------------------
Total Investments -- 97.8%
   (identified cost $56,160,648)                   $48,527,696
--------------------------------------------------------------
Other Assets, Less Liabilities -- 2.2%             $ 1,072,766
--------------------------------------------------------------
Net Assets -- 100.0%                               $49,600,462
--------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
 The Trust invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2000, 42.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.0% to 23.4% of total investments.
 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

MICHIGAN MUNICIPAL INCOME TRUST AS OF MAY 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.6%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
General Obligations -- 3.8%
------------------------------------------------------------------------
     $1,000        Michigan Building Authority Revenue,
                   4.75%, 10/15/21                           $   825,880
      1,000        Puerto Rico, Variable Rate, 7/1/27(1)(2)      738,590
------------------------------------------------------------------------
                                                             $ 1,564,470
------------------------------------------------------------------------
Health Care -- 1.7%
------------------------------------------------------------------------
     $  750        Michigan Hospital Finance Authority,
                   (Ascension Health Credit),
                   6.125%, 11/15/26                          $   712,852
------------------------------------------------------------------------
                                                             $   712,852
------------------------------------------------------------------------
Hospital -- 17.8%
------------------------------------------------------------------------
     $  400        Allegan Hospital Finance Authority,
                   (Allegan General Hospital),
                   7.00%, 11/15/21                           $   389,096
      1,000        Dickinson County Healthcare Systems,
                   5.80%, 11/1/24                                771,540
      1,000        Flint Hospital Building Authority,
                   (Hurley Medical Center), 5.375%, 7/1/20       744,910
        445        John Tolfree Health System Corp.,
                   6.00%, 9/15/23                                364,219
        500        Mecosta County, (Michigan General
                   Hospital), 6.00%, 5/15/18                     421,650
      2,000        Michigan Health Facilities Authority,
                   (Henry Ford Health), 5.25%, 11/15/25        1,661,700
      2,275        Michigan Health Facilities Authority,
                   (McLaren Obligated Group),
                   4.50%, 10/15/21                             1,668,166
        750        Michigan Hospital Finance Authority,
                   (Memorial Healthcare Center),
                   5.875%, 11/15/21                              624,765
        750        Royal Oak Hospital Finance Authority,
                   (William Beaumont Hospital),
                   5.25%, 1/1/20                                 655,575
------------------------------------------------------------------------
                                                             $ 7,301,621
------------------------------------------------------------------------
Industrial Development Revenue -- 3.4%
------------------------------------------------------------------------
     $  800        Michigan Strategic Fund, (S.D. Warren
                   Co.), (AMT), 7.375%, 1/15/22              $   818,952
        625        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.25%, 6/1/26               593,531
------------------------------------------------------------------------
                                                             $ 1,412,483
------------------------------------------------------------------------
Insured-Education -- 4.7%
------------------------------------------------------------------------
     $1,000        Central Michigan University, (FGIC),
                   5.00%, 10/1/23                            $   863,410
      1,250        Central Michigan University, (FGIC),
                   5.00%, 10/1/27                              1,063,412
------------------------------------------------------------------------
                                                             $ 1,926,822
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Electric Utilities -- 2.2%
------------------------------------------------------------------------
     $1,000        Michigan Strategic Fund, (Detroit Edison
                   Co.), (MBIA), (AMT), 5.55%, 9/1/29        $   914,510
------------------------------------------------------------------------
                                                             $   914,510
------------------------------------------------------------------------
Insured-General Obligations -- 45.3%
------------------------------------------------------------------------
     $2,000        Byron Center Public Schools, (FSA),
                   5.00%, 5/1/24                             $ 1,717,100
      2,000        Ceder Springs Public Schools, (FSA),
                   5.00%, 5/1/24                               1,717,100
      1,000        Central Montcalm Public Schools, (MBIA),
                   6.00%, 5/1/29                                 983,090
        250        Chelsea School District, (FGIC),
                   5.00%, 5/1/25                                 213,997
      1,100        Detroit Downtown Development, (MBIA),
                   4.75%, 7/1/25                                 898,909
      2,500        Detroit School District, (FGIC),
                   4.75%, 5/1/28                               2,019,275
      1,250        Eaton Rapids Public Schools, (MBIA),
                   4.75%, 5/1/25                               1,019,413
      2,000        Fenton Area Public Schools, (FGIC),
                   5.00%, 5/1/24                               1,717,100
      1,500        Greenville Public Schools, (FSA),
                   5.00%, 5/1/24                               1,287,825
        600        Haslett Public School District, (FSA),
                   4.75%, 5/1/26                                 480,186
      2,500        Lincoln Park School District, (FGIC),
                   5.00%, 5/1/26                               2,136,825
      1,000        Michigan State Trunk Line, (MBIA),
                   5.00%, 11/1/26                                853,590
      2,000        Novi Building Authority, (FSA),
                   5.50%, 10/1/25                              1,864,280
      2,000        Three Rivers Community Schools, (FSA),
                   5.00%, 5/1/23                               1,724,720
------------------------------------------------------------------------
                                                             $18,633,410
------------------------------------------------------------------------
Insured-Hospital -- 9.0%
------------------------------------------------------------------------
     $1,500        Lenawee County Hospital Finance,
                   (Lenawee Health Alliance), (AMBAC),
                   5.00%, 7/1/28                             $ 1,247,175
      1,500        Michigan Health Facilities Authority,
                   (Detroit Medical Group), (AMBAC),
                   5.25%, 8/15/27                              1,296,960
      1,250        Saginaw Hospital Finance Authority,
                   (Covenant Medical Center), (MBIA),
                   5.50%, 7/1/24                               1,150,738
------------------------------------------------------------------------
                                                             $ 3,694,873
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 0.7%
------------------------------------------------------------------------
     $  455        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(3)                                 $   272,336
------------------------------------------------------------------------
                                                             $   272,336
------------------------------------------------------------------------
Insured-Water and Sewer -- 3.0%
------------------------------------------------------------------------
     $1,500        Grand Rapids Sanitary Sewer System,
                   (FGIC), 4.75%, 1/1/28                     $ 1,213,380
------------------------------------------------------------------------
                                                             $ 1,213,380
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MICHIGAN MUNICIPAL INCOME TRUST AS OF MAY 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 0.5%
------------------------------------------------------------------------
     $  250        Puerto Rico, (Guaynabo Municipal
                   Government Center Lease), 5.625%, 7/1/22  $   218,193
------------------------------------------------------------------------
                                                             $   218,193
------------------------------------------------------------------------
Special Tax Revenue -- 1.1%
------------------------------------------------------------------------
     $  600        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 7/1/28(1)(2)    $   439,416
------------------------------------------------------------------------
                                                             $   439,416
------------------------------------------------------------------------
Transportation -- 5.4%
------------------------------------------------------------------------
     $  750        Kent County Airport Facility, Variable
                   Rate, 1/1/25(1)(2)                        $   540,330
        670        Puerto Rico Highway and Transportation
                   Authority, Variable Rate, 7/1/28(2)(3)        401,022
        600        Puerto Rico Highway and Transportation
                   Authority, Variable Rate, 7/1/26(2)(3)        498,948
      1,175        Wayne Charter County Airport, Variable
                   Rate, 12/1/28(1)(2)                           771,529
------------------------------------------------------------------------
                                                             $ 2,211,829
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.6%
   (identified cost $46,710,587)                             $40,516,195
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.4%                       $   570,549
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $41,086,744
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Trust invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2000, 65.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 7.0% to 22.8% of total investments.
 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW JERSEY MUNICIPAL INCOME TRUST AS OF MAY 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 93.0%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Cogeneration -- 3.9%
------------------------------------------------------------------------
    $ 2,350        New Jersey EDA, (Vineland Cogeneration),
                   (AMT), 7.875%, 6/1/19                     $ 2,407,974
      1,000        Port Authority of New York and New
                   Jersey, (KIAC), 6.75%, 10/1/19                991,890
------------------------------------------------------------------------
                                                             $ 3,399,864
------------------------------------------------------------------------
Education -- 4.2%
------------------------------------------------------------------------
    $ 2,375        New Jersey Educational Facilities
                   Authority, (Bloomfield College),
                   5.25%, 6/1/18                             $ 2,176,877
      1,500        New Jersey Educational Facilities
                   Authority, (Bloomfield College),
                   6.85%, 7/1/30                               1,513,335
------------------------------------------------------------------------
                                                             $ 3,690,212
------------------------------------------------------------------------
General Obligations -- 1.9%
------------------------------------------------------------------------
    $ 2,250        Puerto Rico, Variable Rate, 7/1/27(1)(2)  $ 1,661,827
------------------------------------------------------------------------
                                                             $ 1,661,827
------------------------------------------------------------------------
Hospital -- 9.9%
------------------------------------------------------------------------
    $ 2,500        New Jersey Health Care Facilities
                   Financing Authority, (Burdette Tomlin
                   Memorial Hospital), 5.50%, 7/1/29         $ 2,167,800
        600        New Jersey Health Care Facilities
                   Financing Authority, (Trinitas
                   Hospital), 7.50%, 7/1/30                      601,356
      2,250        New Jersey Health Care Facilities,
                   (Capital Health System), 5.25%, 7/1/27      1,619,550
      2,000        New Jersey Health Care Facilities,
                   (Hackensack University Medical Center),
                   6.00%, 1/1/34                               1,891,260
      1,665        New Jersey Health Care Facilities, (St.
                   Barnabas Health), Variable Rate,
                   7/1/28(2)(3)                                  701,231
      2,000        New Jersey Health Care Facilities, (St.
                   Elizabeth Hospital), 6.00%, 7/1/20          1,676,520
------------------------------------------------------------------------
                                                             $ 8,657,717
------------------------------------------------------------------------
Industrial Development Revenue -- 11.0%
------------------------------------------------------------------------
    $ 1,000        Gloucester County, Improvements
                   Authority, (Waste Management, Inc.),
                   7.00%, 12/1/29                            $ 1,005,160
        650        Middlesex County, Pollution Control
                   Authority, (Amerada Hess Corp.),
                   6.875%, 12/1/22                               665,646
      1,580        New Jersey EDA, Variable Rate, 5/1/17       1,284,161
      1,250        New Jersey EDA, (Continental Airlines),
                   (AMT), Variable Rate, 9/15/29(1)(2)           947,650
      1,000        New Jersey EDA, (Glimcher Properties
                   REIT), (AMT), 6.00%, 11/1/28                  885,090
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Industrial Development Revenue (continued)
------------------------------------------------------------------------
    $ 1,250        New Jersey EDA, (Kapkowsi Mall),
                   6.375%, 4/1/31                            $ 1,164,988
      3,700        New Jersey EDA, (The Seeing Eye, Inc.),
                   6.20%, 12/1/24                              3,711,766
------------------------------------------------------------------------
                                                             $ 9,664,461
------------------------------------------------------------------------
Insured-Education -- 8.6%
------------------------------------------------------------------------
    $ 5,000        New Brunswick Housing Authority,
                   (Rutgers University), (FGIC),
                   4.625%, 7/1/24                            $ 4,069,750
      2,230        New Jersey Educational Facilities
                   Authority, (Ramapo College), (AMBAC),
                   4.625%, 7/1/28                              1,789,151
      1,750        New Jersey Educational Facilities
                   Authority, (Ramapo College), (MBIA),
                   5.75%, 7/1/29                               1,707,668
------------------------------------------------------------------------
                                                             $ 7,566,569
------------------------------------------------------------------------
Insured-Hospital -- 5.9%
------------------------------------------------------------------------
    $ 2,410        New Jersey Health Care Facilities,
                   (CentraState Medical Center), (AMBAC),
                   4.50%, 7/1/28                             $ 1,857,532
      4,250        New Jersey Health Care Facilities,
                   (Virtua Health Issue), (FSA),
                   4.50%, 7/1/28                               3,294,260
------------------------------------------------------------------------
                                                             $ 5,151,792
------------------------------------------------------------------------
Insured-Housing -- 4.2%
------------------------------------------------------------------------
    $ 3,800        New Jersey Housing and Mortgage Finance
                   Agency, (MBIA), (AMT), 5.90%, 10/1/29     $ 3,692,384
------------------------------------------------------------------------
                                                             $ 3,692,384
------------------------------------------------------------------------
Insured-Industrial Development Revenue -- 4.5%
------------------------------------------------------------------------
    $ 4,750        New Jersey EDA, (Educational Testing
                   Service), (MBIA), 4.75%, 5/15/25          $ 3,941,218
------------------------------------------------------------------------
                                                             $ 3,941,218
------------------------------------------------------------------------
Insured-Solid Waste -- 1.0%
------------------------------------------------------------------------
    $ 1,000        Plainfield Utilities Authority, Solid
                   Waste Revenue, (FSA), 4.75%, 12/15/23     $   834,090
------------------------------------------------------------------------
                                                             $   834,090
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 6.8%
------------------------------------------------------------------------
    $ 4,500        New Jersey Sports and Exposition
                   Authority, (MBIA), 4.50%, 9/1/20          $ 3,657,600
      2,200        New Jersey Sports and Exposition
                   Authority, (MBIA), 4.50%, 3/1/24            1,753,092

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW JERSEY MUNICIPAL INCOME TRUST AS OF MAY 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Special Tax Revenue (continued)
------------------------------------------------------------------------
    $   960        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(3)                                 $   574,598
------------------------------------------------------------------------
                                                             $ 5,985,290
------------------------------------------------------------------------
Insured-Transportation -- 15.8%
------------------------------------------------------------------------
    $ 1,000        Delaware River Port Authority, (FSA),
                   5.625%, 1/1/26                            $   963,220
      3,250        Delaware River Port Authority, (FSA),
                   5.75%, 1/1/26                               3,183,765
      4,900        New Jersey Transportation Authority,
                   (FSA), 4.50%, 6/15/19                       4,016,873
      2,200        Port Authority of New York and New
                   Jersey, (AMBAC), 4.75%, 1/15/26             1,811,238
      4,000        Port Authority of New York and New
                   Jersey, (MBIA), (AMT), 5.75%, 12/1/25       3,827,560
------------------------------------------------------------------------
                                                             $13,802,656
------------------------------------------------------------------------
Insured-Water and Sewer -- 1.0%
------------------------------------------------------------------------
    $ 1,000        Plainfield, Municipal Utilities
                   Authority, Sewer Revenue, (FSA),
                   4.75%, 12/15/23                           $   834,090
------------------------------------------------------------------------
                                                             $   834,090
------------------------------------------------------------------------
Life Care -- 1.0%
------------------------------------------------------------------------
    $ 1,100        New Jersey EDA, (United Methodist
                   Homes), 5.75%, 7/1/29                     $   852,808
------------------------------------------------------------------------
                                                             $   852,808
------------------------------------------------------------------------
Transportation -- 12.0%
------------------------------------------------------------------------
    $ 3,000        New Jersey Highway Authority, (Garden
                   State Parkway), 5.625%, 1/1/30            $ 2,866,890
      1,500        New Jersey Transportation Authority,
                   Variable Rate, 6/15/17(1)(2)                1,210,725
      1,500        New Jersey Turnpike Authority, Variable
                   Rate, 1/1/30(2)(3)                          1,234,365
      3,800        Port Authority of New York and New
                   Jersey, 4.75%, 8/1/33                       3,034,984
      1,600        Port Authority of New York and New
                   Jersey, Variable Rate, 3/1/28(3)            1,210,416
      1,630        Puerto Rico Highway and Transportation
                   Authority, Variable Rate, 7/1/28(2)(3)        975,620
------------------------------------------------------------------------
                                                             $10,533,000
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Utilities-Electrical and Gas -- 1.3%
------------------------------------------------------------------------
    $ 1,450        New Jersey EDA, (Natural Gas Facilities
                   Revenue), 5.25%, 11/1/33                  $ 1,180,750
------------------------------------------------------------------------
                                                             $ 1,180,750
------------------------------------------------------------------------
Total Tax-Exempt Investments
   (identified cost $92,179,106)                             $81,448,728
------------------------------------------------------------------------

COMMON STOCKS -- 5.0%

SECURITY                                  SHARES    VALUE
---------------------------------------------------------------
Investment Companies -- 5.0%
---------------------------------------------------------------
Nuveen New Jersey Investment Quality
Municipal Fund                            173,700   $ 2,388,375
Van Kampen Trust for Investment Grade
New Jersey Municipals Fund                142,700     2,033,475
---------------------------------------------------------------
                                                    $ 4,421,850
---------------------------------------------------------------
Total Common Stocks
   (identified cost $5,231,476)                     $ 4,421,850
---------------------------------------------------------------
Total Investments -- 98.0%
   (identified cost $97,410,582)                    $85,870,578
---------------------------------------------------------------
Other Assets, Less Liabilities -- 2.0%              $ 1,732,043
---------------------------------------------------------------
Net Assets -- 100.0%                                $87,602,621
---------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Trust invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2000, 48.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 4.7% to 21.6% of total investments.
 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW YORK MUNICIPAL INCOME TRUST AS OF MAY 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.1%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Cogeneration -- 0.9%
-------------------------------------------------------------------------
     $1,150        Suffolk County IDA, (Nissequogue
                   Cogeneration Partners Facility), (AMT),
                   5.50%, 1/1/23                             $    968,748
-------------------------------------------------------------------------
                                                             $    968,748
-------------------------------------------------------------------------
Education -- 9.5%
-------------------------------------------------------------------------
     $4,275        New York Dormitory Authority,
                   (Rockefeller University), 4.75%, 7/1/37   $  3,439,494
      5,750        New York Dormitory Authority, (State
                   University Educational Facilities),
                   4.75%, 5/15/28                               4,560,325
      2,000        Tompkins County IDA, (Cornell
                   University), 5.75%, 7/1/30                   1,934,680
-------------------------------------------------------------------------
                                                             $  9,934,499
-------------------------------------------------------------------------
General Obligations -- 6.6%
-------------------------------------------------------------------------
     $4,935        New York City, 6.00%, 8/1/16              $  4,951,878
      2,625        Puerto Rico, Variable Rate, 7/1/27(1)(2)     1,938,799
-------------------------------------------------------------------------
                                                             $  6,890,677
-------------------------------------------------------------------------
Hospital -- 9.9%
-------------------------------------------------------------------------
     $  250        Chautauqua County IDA, (Womans Christian
                   Association), 6.35%, 11/15/17             $    228,390
        500        Chautauqua County IDA, (Womans Christian
                   Association), 6.40%, 11/15/29                  422,205
      1,250        Fulton County IDA, (Nathan Littauer
                   Hospital), 6.00%, 11/1/18                    1,050,650
      1,500        New York City IDA, (Ohel Children's
                   Home), 6.25%, 8/15/22                        1,277,730
      3,500        New York City, Health and Hospital
                   Corp., 5.25%, 2/15/17                        3,121,615
      2,000        New York Dormitory Authority, (Mental
                   Health Services Facilities),
                   5.25%, 2/15/19                               1,769,940
      1,700        New York Dormitory Authority, (Mental
                   Health Services Facilities),
                   5.25%, 2/15/29                               1,461,252
      1,250        Oneida County IDA, (St. Elizabeth
                   Hospital), 5.75%, 12/1/19                    1,011,900
-------------------------------------------------------------------------
                                                             $ 10,343,682
-------------------------------------------------------------------------
Housing -- 3.2%
-------------------------------------------------------------------------
     $1,250        Mount Vernon IDA, (Wartburg Senior
                   Housing, Inc. - Meadowview),
                   6.20%, 6/1/29                             $  1,038,062
      2,600        Westchester County IDA, (Children's
                   Village), 5.375%, 3/15/19                    2,335,684
-------------------------------------------------------------------------
                                                             $  3,373,746
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Industrial Development Revenue -- 3.3%
-------------------------------------------------------------------------
     $2,500        Onondaga County IDA, (Anheuser-Busch),
                   (AMT), 6.25%, 12/1/34                     $  2,474,150
      1,000        Suffolk County IDA, (Jeffersons Ferry),
                   7.20%, 11/1/19                                 952,360
-------------------------------------------------------------------------
                                                             $  3,426,510
-------------------------------------------------------------------------
Insured-Education -- 12.7%
-------------------------------------------------------------------------
     $1,200        New York Dormitory Authority, (Cooper
                   Union), (MBIA), 6.25%, 7/1/29             $  1,224,444
      4,385        New York Dormitory Authority, (Court
                   Facility), (AMBAC), 6.00%, 5/15/39           4,252,748
      1,500        New York State Dormitory Authority,
                   (City University), (AMBAC),
                   5.00%, 7/1/23                                1,291,200
      2,610        New York State Dormitory Authority,
                   (Hamilton College), (MBIA),
                   4.75%, 7/1/20                                2,190,416
      4,500        New York State Dormitory Authority, (New
                   York University), (MBIA), 5.75%, 7/1/27      4,414,995
-------------------------------------------------------------------------
                                                             $ 13,373,803
-------------------------------------------------------------------------
Insured-Electric Utilities -- 6.2%
-------------------------------------------------------------------------
     $1,655        Long Island Power Authority, Electric
                   System Revenue, (MBIA), 5.25%, 12/1/26    $  1,431,525
      1,100        Long Island Power Authority, Electric
                   System Revenue, (MBIA), 5.50%, 12/1/29       1,001,132
      4,650        New York State Energy Research and
                   Development Authority, (Niagara Mohawk
                   Power), (AMBAC), 5.15%, 11/1/25              4,049,917
-------------------------------------------------------------------------
                                                             $  6,482,574
-------------------------------------------------------------------------
Insured-General Obligations -- 4.1%
-------------------------------------------------------------------------
     $1,000        Nassau County, (AMBAC), 5.25%, 6/1/15     $    945,870
      3,615        Nassau County, (AMBAC), 5.25%, 6/1/16        3,389,822
-------------------------------------------------------------------------
                                                             $  4,335,692
-------------------------------------------------------------------------
Insured-Hospital -- 8.7%
-------------------------------------------------------------------------
     $5,000        New York Dormitory Authority, (Memorial
                   Sloan Kettering Cancer Center), (MBIA),
                   5.50%, 7/1/23                             $  4,740,250
      5,500        New York Dormitory Authority, (Municipal
                   Health Facilities Improvement), (FSA),
                   4.75%, 1/15/29                               4,409,460
-------------------------------------------------------------------------
                                                             $  9,149,710
-------------------------------------------------------------------------
Insured-Special Tax Revenue -- 4.0%
-------------------------------------------------------------------------
     $2,375        New York City, Trust for Cultural
                   Resources, (AMBAC), Variable Rate,
                   7/1/29(1)(2)                              $  2,209,106

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW YORK MUNICIPAL INCOME TRUST AS OF MAY 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Special Tax Revenue (continued)
-------------------------------------------------------------------------
     $1,250        New York Government Assistance, (AMBAC),
                   6.00%, 4/1/24                             $  1,239,700
      1,190        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(3)                                      712,263
-------------------------------------------------------------------------
                                                             $  4,161,069
-------------------------------------------------------------------------
Insured-Transportation -- 11.7%
-------------------------------------------------------------------------
     $1,500        Metropolitan Transportation Authority of
                   New York, (FGIC), 4.75%, 7/1/26           $  1,222,965
      1,400        Metropolitan Transportation Authority of
                   New York, (FGIC), 4.75%, 7/1/26              1,141,434
      1,000        Metropolitan Transportation Authority of
                   New York, (FGIC), 4.875%, 7/1/18               872,330
      4,005        Metropolitan Transportation Authority of
                   New York, (FSA), 5.25%, 4/1/23               3,594,888
      2,325        Monroe County Airport Authority, (MBIA),
                   (AMT), Variable Rate, 1/1/17(1)(2)           2,349,227
      1,750        Niagara Frontier Airport Authority,
                   (Buffalo Niagara International Airport),
                   (MBIA), (AMT),
                   Variable Rate, 4/1/29(1)(2)                  1,509,690
      1,735        Niagara Frontier Transportation
                   Authority, (Buffalo Niagara
                   International Airport), (MBIA), (AMT),
                   5.625%, 4/1/29                               1,615,858
-------------------------------------------------------------------------
                                                             $ 12,306,392
-------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 2.4%
-------------------------------------------------------------------------
     $3,000        New York State Urban Development Corp.,
                   (Capital Facilities), 5.00%, 1/1/20       $  2,566,020
-------------------------------------------------------------------------
                                                             $  2,566,020
-------------------------------------------------------------------------
Senior Living / Life Care -- 0.9%
-------------------------------------------------------------------------
     $1,250        New York City IDA, (A Very Special
                   Place, Inc.), 5.75%, 1/1/29               $    978,138
-------------------------------------------------------------------------
                                                             $    978,138
-------------------------------------------------------------------------
Special Tax Revenue -- 5.5%
-------------------------------------------------------------------------
     $2,000        New York City Transitional Finance
                   Authority, 6.00%, 11/15/29                $  1,984,900
      3,000        New York City Transitional Finance
                   Authority, 6.00%, 8/15/29                    2,973,150
      1,175        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 7/1/28(1)(2)         860,523
-------------------------------------------------------------------------
                                                             $  5,818,573
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Transportation -- 2.4%
-------------------------------------------------------------------------
     $1,800        Port Authority of New York and New
                   Jersey, Variable Rate, 3/1/28(3)          $  1,361,718
      1,885        Puerto Rico Highway and Transportation
                   Authority, Variable Rate, 7/1/28(2)(3)       1,128,248
-------------------------------------------------------------------------
                                                             $  2,489,966
-------------------------------------------------------------------------
Water and Sewer -- 6.1%
-------------------------------------------------------------------------
     $3,500        New York City Municipal Water Finance
                   Authority, 5.25%, 6/15/29                 $  3,048,360
      3,500        New York City Municipal Water Finance
                   Authority, 5.75%, 6/15/29                    3,345,580
-------------------------------------------------------------------------
                                                             $  6,393,940
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.1%
   (identified cost $113,905,560)                            $102,993,739
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.9%                       $  2,034,221
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $105,027,960
-------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Trust invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2000, 48.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 3.1% to 19.9% of total investments.
 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

OHIO MUNICIPAL INCOME TRUST AS OF MAY 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 99.4%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Education -- 1.9%
------------------------------------------------------------------------
     $1,500        Ohio Higher Educational Facilities,
                   (Oberlin College), Variable Rate,
                   10/1/29(1)(2)                             $ 1,049,820
------------------------------------------------------------------------
                                                             $ 1,049,820
------------------------------------------------------------------------
Electric Utilities -- 3.2%
------------------------------------------------------------------------
     $  500        Clyde Electric System Revenue, (AMT),
                   6.00%, 11/15/14                           $   465,485
      1,000        Ohio State Air Quality Development
                   Authority, Variable Rate, 5/1/26(1)(2)        633,540
        750        Ohio Water Development Authority,
                   Pollution Control Facilities, (Cleveland
                   Electric), (AMT), 6.10%, 8/1/20               670,882
------------------------------------------------------------------------
                                                             $ 1,769,907
------------------------------------------------------------------------
General Obligations -- 9.7%
------------------------------------------------------------------------
     $1,000        Delaware County, 6.00%, 12/1/25           $ 1,001,230
      1,000        Gahanna-Jefferson Public Schools,
                   4.75%, 12/1/21                                833,730
      1,000        Hamilton City School District,
                   5.50%, 12/1/24                                941,740
      1,530        Hamilton City School District,
                   5.625%, 12/1/24                             1,465,342
      1,500        Puerto Rico, Variable Rate, 7/1/27(1)(2)    1,107,885
------------------------------------------------------------------------
                                                             $ 5,349,927
------------------------------------------------------------------------
Hospital -- 17.0%
------------------------------------------------------------------------
     $1,755        Cuyahoga County, Health Care Facilities,
                   (Benjamin Rose Institute),
                   5.50%, 12/1/28                            $ 1,296,734
      4,750        Franklin County, (Childrens Hospital),
                   5.20%, 5/1/29                               3,931,575
      1,250        Hamilton County, Health Care Facilities,
                   (Twin Towers), 5.80%, 10/1/23               1,135,650
        650        Highland County, (Joint Township
                   Hospital District), 6.75%, 12/1/29            574,353
      1,250        Parma Community General Hospital
                   Association, 5.35%, 11/1/18                 1,064,087
      1,750        Parma Community General Hospital
                   Association, 5.375%, 11/1/29                1,410,133
------------------------------------------------------------------------
                                                             $ 9,412,532
------------------------------------------------------------------------
Industrial Development Revenue -- 22.3%
------------------------------------------------------------------------
     $1,250        Cleveland Airport, (Continental
                   Airlines), (AMT), 5.70%, 12/1/19          $ 1,040,325
      1,300        Dayton Special Facilities Revenue,
                   (Emery Airline Freight), 5.625%, 2/1/18     1,132,105
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Industrial Development Revenue (continued)
------------------------------------------------------------------------
     $3,000        Moraine Solid Waste Disposal, (General
                   Motors Corp.), (AMT), 5.65%, 7/1/24       $ 2,817,990
      2,500        Ohio Environmental Facilities, (Ford
                   Motor Co.), (AMT), 5.95%, 9/1/29            2,424,000
      1,300        Ohio Environmental Improvement, (USX
                   Corp.), 5.625%, 5/1/29                      1,116,193
        750        Ohio Solid Waste Disposal, (USG Corp.),
                   (AMT), 5.65%, 3/1/33                          635,558
      1,100        Ohio Solid Waste Disposal, (USG Corp.),
                   (AMT), 6.05%, 8/1/34                          988,240
      2,250        Ohio Water Development Authority,
                   (Anheuser-Busch), (AMT), 6.00%, 8/1/29      2,157,345
------------------------------------------------------------------------
                                                             $12,311,756
------------------------------------------------------------------------
Insured-Certificates of Participation -- 2.5%
------------------------------------------------------------------------
     $1,500        Cleveland, Certificates of
                   Participation, (Cleveland Stadium),
                   (AMBAC), 5.25%, 11/15/22                  $ 1,357,890
------------------------------------------------------------------------
                                                             $ 1,357,890
------------------------------------------------------------------------
Insured-Education -- 3.4%
------------------------------------------------------------------------
     $2,000        University of Akron, (FGIC), Variable
                   Rate, 1/1/29(1)(2)                        $ 1,855,920
------------------------------------------------------------------------
                                                             $ 1,855,920
------------------------------------------------------------------------
Insured-General Obligations -- 6.3%
------------------------------------------------------------------------
     $4,250        South-Western City School District,
                   Franklin and Pickway Counties, (AMBAC),
                   4.75%, 12/1/26                            $ 3,469,700
------------------------------------------------------------------------
                                                             $ 3,469,700
------------------------------------------------------------------------
Insured-Hospital -- 12.8%
------------------------------------------------------------------------
     $3,250        Cuyahoga County, (Cleveland Clinic),
                   (MBIA), 5.125%, 1/1/29                    $ 2,794,350
      1,750        Cuyahoga County, (University Hospitals
                   Health System, Inc.), (AMBAC),
                   5.50%, 1/15/30                              1,616,860
      1,915        Hamilton County, (Childrens Hospital
                   Medical Center), (MBIA), 4.75%, 5/15/28     1,528,036
      1,250        Lucas County, (Promedia Healthcare
                   Obligation Group), (AMBAC),
                   5.375%, 11/15/23                            1,136,963
------------------------------------------------------------------------
                                                             $ 7,076,209
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

OHIO MUNICIPAL INCOME TRUST AS OF MAY 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 0.7%
------------------------------------------------------------------------
     $  615        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(3)                                 $   368,102
------------------------------------------------------------------------
                                                             $   368,102
------------------------------------------------------------------------
Insured-Transportation -- 3.4%
------------------------------------------------------------------------
     $1,000        Ohio Turnpike Commission, (FGIC),
                   5.50%, 2/15/24                            $   954,710
      1,000        Ohio Turnpike Commission, (FGIC),
                   5.50%, 2/15/26                                951,750
------------------------------------------------------------------------
                                                             $ 1,906,460
------------------------------------------------------------------------
Insured-Water and Sewer -- 5.9%
------------------------------------------------------------------------
     $4,000        Delaware County, Sewer District, (MBIA),
                   4.75%, 12/1/24                            $ 3,280,600
------------------------------------------------------------------------
                                                             $ 3,280,600
------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 2.2%
------------------------------------------------------------------------
     $1,300        Union County, (Pleasant Valley Joint
                   Fire District), 6.125%, 12/1/19           $ 1,218,620
------------------------------------------------------------------------
                                                             $ 1,218,620
------------------------------------------------------------------------
Senior Living / Life Care -- 1.0%
------------------------------------------------------------------------
     $  650        Ohio HFA, Retirement Rental Housing,
                   (Encore Retirement Partners),
                   6.75%, 3/1/19                             $   556,017
------------------------------------------------------------------------
                                                             $   556,017
------------------------------------------------------------------------
Solid Waste -- 0.6%
------------------------------------------------------------------------
     $  400        Ohio Water Development Authority, Solid
                   Waste Disposal Revenue, (Bay Shore
                   Power), (AMT), 5.875%, 9/1/20             $   313,064
------------------------------------------------------------------------
                                                             $   313,064
------------------------------------------------------------------------
Special Tax Revenue -- 3.8%
------------------------------------------------------------------------
     $1,425        Cuyahoga County, Economic Development,
                   (Shaker Square), 6.75%, 12/1/30           $ 1,442,399
        875        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 7/1/28(1)(2)        640,815
------------------------------------------------------------------------
                                                             $ 2,083,214
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Transportation -- 2.7%
------------------------------------------------------------------------
     $1,000        Puerto Rico Highway and Transportation
                   Authority, Variable Rate, 7/1/28(2)(3)    $   598,540
      1,100        Toledo-Lucas County Port Authority,
                   5.40%, 5/15/19                                920,304
------------------------------------------------------------------------
                                                             $ 1,518,844
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 99.4%
   (identified cost $62,433,702)                             $54,898,582
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.6%                       $   314,108
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $55,212,690
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Trust invests primarily in debt securities issued by Ohio municipali-ties. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2000, 35.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 6.9% to 14.5% of total investments.
 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

PENNSYLVANIA MUNICIPAL INCOME TRUST AS OF MAY 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 97.5%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Assisted Living -- 0.8%
------------------------------------------------------------------------
     $  400        Delaware IDA, (Glen Riddle), (AMT),
                   8.625%, 9/1/25                            $   425,720
------------------------------------------------------------------------
                                                             $   425,720
------------------------------------------------------------------------
Certificates of Participation -- 0.9%
------------------------------------------------------------------------
     $  500        Cliff House Trust (AMT), 6.625%, 6/1/27   $   445,715
------------------------------------------------------------------------
                                                             $   445,715
------------------------------------------------------------------------
Cogeneration -- 1.9%
------------------------------------------------------------------------
     $  500        Pennsylvania EDA, (Northampton
                   Generating), (AMT), 6.50%, 1/1/13         $   480,480
        500        Pennsylvania EDA, (Resource
                   Recovery-Colver), (AMT), 7.05%, 12/1/10       505,175
------------------------------------------------------------------------
                                                             $   985,655
------------------------------------------------------------------------
Education -- 8.1%
------------------------------------------------------------------------
     $1,500        Pennsylvania HEFA, (Drexel University),
                   6.00%, 5/1/29                             $ 1,439,400
      3,000        Pennsylvania HEFA, (University of
                   Pennsylvania), 4.625%, 7/15/30              2,330,280
        600        Philadelphia HEFA, (Chestnut Hill
                   College), 6.00%, 10/1/29                      510,246
------------------------------------------------------------------------
                                                             $ 4,279,926
------------------------------------------------------------------------
Electric Utilities -- 0.7%
------------------------------------------------------------------------
     $  450        Puerto Rico Electric Power Authority,
                   5.00%, 7/1/28                             $   380,659
------------------------------------------------------------------------
                                                             $   380,659
------------------------------------------------------------------------
Escrowed / Prerefunded -- 1.2%
------------------------------------------------------------------------
     $2,000        Westmoreland County Municipal Authority,
                   (FGIC), Escrowed to Maturity,
                   0.00%, 8/15/19                            $   621,400
------------------------------------------------------------------------
                                                             $   621,400
------------------------------------------------------------------------
Gas Utilities -- 1.7%
------------------------------------------------------------------------
     $1,325        Philadelphia Natural Gas Works,
                   Variable Rate, 7/1/28(1)                  $   892,030
------------------------------------------------------------------------
                                                             $   892,030
------------------------------------------------------------------------
General Obligations -- 2.1%
------------------------------------------------------------------------
     $1,500        Puerto Rico, Variable Rate, 7/1/27(1)(2)  $ 1,107,885
------------------------------------------------------------------------
                                                             $ 1,107,885
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Health Care-Miscellaneous -- 2.6%
------------------------------------------------------------------------
     $1,500        Chester County HEFA, (Devereux
                   Foundation), 6.00%, 11/1/29               $ 1,373,790
------------------------------------------------------------------------
                                                             $ 1,373,790
------------------------------------------------------------------------
Hospital -- 1.0%
------------------------------------------------------------------------
     $  550        Montgomery County HEFA, (Montgomery
                   Hospital), 6.375%, 7/1/07                 $   538,890
------------------------------------------------------------------------
                                                             $   538,890
------------------------------------------------------------------------
Industrial Development Revenue -- 7.5%
------------------------------------------------------------------------
     $1,000        New Morgan IDA, (New Morgan Landfill),
                   (AMT), 6.50%, 4/1/19                      $   868,840
      1,000        Pennsylvania Solid Waste Disposal, (USG
                   Corp.), (AMT), 6.00%, 6/1/31                  888,960
        600        Philadelphia IDA, (Franklin Institute),
                   5.20%, 6/15/26                                482,628
      1,800        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.30%, 6/1/23             1,724,256
------------------------------------------------------------------------
                                                             $ 3,964,684
------------------------------------------------------------------------
Insured-Education -- 18.6%
------------------------------------------------------------------------
     $1,000        Northampton County HEFA, (Lafayette
                   College), (MBIA), 5.00%, 11/1/27          $   850,470
      1,000        Pennsylvania HEFA, (Bryn Mawr College),
                   (AMBAC), 5.125%, 12/1/29                      864,270
      2,000        Pennsylvania HEFA, (State System Higher
                   Education), (FSA), 5.00%, 6/15/24           1,720,980
      3,000        Pennsylvania HEFA, (Temple University),
                   (MBIA), 5.00%, 4/1/29                       2,538,360
      1,700        Pennsylvania HEFA, (Thomas Jefferson
                   University), (AMBAC), 5.00%, 7/1/19         1,496,850
        750        University of Pittsburgh, (FGIC),
                   5.125%, 6/1/22                                664,155
      2,000        Washington County Authority, (Girard
                   College), (MBIA), 5.00%, 5/15/28            1,697,320
------------------------------------------------------------------------
                                                             $ 9,832,405
------------------------------------------------------------------------
Insured-General Obligations -- 8.5%
------------------------------------------------------------------------
     $1,825        Hopewell School District, (FSA),
                   0.00%, 9/1/25                             $   380,184
      1,150        Philadelphia School District, (MBIA),
                   4.75%, 4/1/27                                 929,763
      3,000        Philadelphia, (FSA), 5.00%, 3/15/28         2,530,020
        250        Southeast Delco Area School District,
                   (MBIA), 0.00%, 2/1/24                          57,070
        700        Spring Ford School District, (FGIC),
                   4.75%, 3/1/25                                 572,726
------------------------------------------------------------------------
                                                             $ 4,469,763
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

PENNSYLVANIA MUNICIPAL INCOME TRUST AS OF MAY 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Hospital -- 21.4%
------------------------------------------------------------------------
     $3,000        Beaver County Hospital Authority,
                   (Valley Health Systems, Inc.), (AMBAC),
                   5.00%, 5/15/28                            $ 2,485,050
      1,000        Berks County Municipal Authority,
                   (Reading Hospital and Medical Center),
                   (FSA), 6.00%, 11/1/29                         988,360
      1,000        Dauphin County General Authority,
                   (Pinnacle Health System), (MBIA),
                   5.50%, 5/15/27                                910,660
      1,000        Delaware County Authority, (Catholic
                   Health East), (AMBAC), 4.875%, 11/15/26       811,580
      1,500        Lehigh County General Purpose Authority,
                   (Lehigh Valley Health Network), (MBIA),
                   5.25%, 7/1/29                               1,295,520
      3,000        Montgomery County HEFA, (Abington
                   Memorial Hospital), (AMBAC),
                   5.00%, 6/1/28                               2,484,840
      1,000        Pennsylvania HEFA, (UPMC Health System),
                   (FSA), 5.00%, 8/1/29                          840,740
      1,750        Sharon Health System Authority, (Sharon
                   Regional Health System), (MBIA),
                   5.00%, 12/1/28                              1,447,547
------------------------------------------------------------------------
                                                             $11,264,297
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 4.9%
------------------------------------------------------------------------
     $1,550        Pennsylvania Turnpike Commission Oil
                   Franchise, (AMBAC), Variable Rate,
                   12/1/27(1)(2)                             $   958,861
        500        Pittsburgh and Allegheny County Public
                   Auditorium Authority, (AMBAC),
                   5.00%, 2/1/24                                 429,590
      1,000        Pittsburgh and Allegheny County Public
                   Auditorium Authority, (AMBAC),
                   5.00%, 2/1/24                                 861,410
        595        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(3)                                     356,131
------------------------------------------------------------------------
                                                             $ 2,605,992
------------------------------------------------------------------------
Insured-Transportation -- 5.6%
------------------------------------------------------------------------
     $2,450        Philadelphia Parking Authority, (AMBAC),
                   5.25%, 2/15/29                            $ 2,152,742
      1,350        Southeastern Pennsylvania Transit
                   Authority, (FGIC), Variable Rate,
                   3/1/29(1)(2)                                  822,852
------------------------------------------------------------------------
                                                             $ 2,975,594
------------------------------------------------------------------------
Insured-Water and Sewer -- 2.6%
------------------------------------------------------------------------
     $  500        Delaware County IDA, (Water Facilities),
                   (FGIC), (AMT), 6.00%, 6/1/29              $   485,635
      1,000        Pittsburgh Water and Sewer Authority,
                   (FSA), 5.10%, 9/1/24                          869,830
------------------------------------------------------------------------
                                                             $ 1,355,465
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Life Care -- 1.6%
------------------------------------------------------------------------
     $  925        Montgomery County HEFA, (Faulkeways at
                   Gwynedd), 6.75%, 11/15/30                 $   851,657
------------------------------------------------------------------------
                                                             $   851,657
------------------------------------------------------------------------
Nursing Home -- 2.8%
------------------------------------------------------------------------
     $  500        Clarion County IDA, (Beverly
                   Enterprises, Inc.), 5.875%, 5/1/07        $   460,960
        500        Crawford County Hospital Authority,
                   (Wesbury United Methodist Community),
                   6.25%, 8/15/29                                426,040
        685        Cumberland County IDA, (Beverly
                   Enterprises, Inc.), 5.50%, 10/1/08            610,246
------------------------------------------------------------------------
                                                             $ 1,497,246
------------------------------------------------------------------------
Transportation -- 3.0%
------------------------------------------------------------------------
     $  495        Erie Municipal Airport Authority, (AMT),
                   5.50%, 7/1/09                             $   450,792
        500        Erie Municipal Airport Authority, (AMT),
                   5.875%, 7/1/16                                442,005
        800        Puerto Rico Highway and Transportation
                   Authority, Variable Rate, 7/1/26(2)(3)        665,264
------------------------------------------------------------------------
                                                             $ 1,558,061
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.5%
   (identified cost $58,971,926)                             $51,426,834
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.5%                       $ 1,314,692
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $52,741,526
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Trust invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2000, 64.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 6.2% to 25.1% of total investments.
 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF MAY 31, 2000

                                          CALIFORNIA TRUST  FLORIDA TRUST  MASSACHUSETTS TRUST  MICHIGAN TRUST
--------------------------------------------------------------------------------------------------------------
Assets
--------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                          $155,642,595    $ 94,741,272       $56,160,648       $46,710,587
   Unrealized depreciation                   (19,377,484)    (13,005,641)       (7,632,952)       (6,194,392)
--------------------------------------------------------------------------------------------------------------
INVESMENTS, AT VALUE                        $136,265,111    $ 81,735,631       $48,527,696       $40,516,195
--------------------------------------------------------------------------------------------------------------
Cash                                        $     98,254    $         --       $   127,566       $        --
Receivable for investments sold                       --              --                --            96,831
Interest and dividends receivable              2,513,063       1,160,363           983,226           538,323
Prepaid expenses                                   5,804           2,521             2,769             2,521
--------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                $138,882,232    $ 82,898,515       $49,641,257       $41,153,870
--------------------------------------------------------------------------------------------------------------
Liabilities
--------------------------------------------------------------------------------------------------------------
Due to bank                                 $         --    $     24,787       $        --       $    24,646
Payable to affiliate for Trustees' fees            1,795           2,646               434               429
Accrued expenses                                  46,476          36,335            40,361            42,051
--------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                           $     48,271    $     63,768       $    40,795       $    67,126
--------------------------------------------------------------------------------------------------------------
NET ASSETS                                  $138,833,961    $ 82,834,747       $49,600,462       $41,086,744
--------------------------------------------------------------------------------------------------------------
Sources of Net Assets
--------------------------------------------------------------------------------------------------------------
Auction Preferred Shares, $0.01 par
   value, unlimited number of
   shares authorized                        $ 59,000,000    $ 35,500,000       $21,500,000       $17,500,000
Common Shares, $0.01 par value,
   unlimited number of
   shares authorized                              71,184          42,294            25,943            20,852
Additional paid-in capital                   105,577,758      62,823,684        38,396,589        30,978,619
Accumulated net realized loss (computed
   on the basis of identified cost)           (6,864,157)     (2,761,893)       (2,843,294)       (1,330,700)
Accumulated undistributed net investment
   income                                        426,660         236,303           154,176           112,365
Net unrealized depreciation (computed on
   the basis of identified cost)             (19,377,484)    (13,005,641)       (7,632,952)       (6,194,392)
--------------------------------------------------------------------------------------------------------------
NET ASSETS                                  $138,833,961    $ 82,834,747       $49,600,462       $41,086,744
--------------------------------------------------------------------------------------------------------------
Net assets applicable to preferred
   shareholders --
   Auction Preferred Shares at
      liquidation value                     $ 59,000,000    $ 35,500,000       $21,500,000       $17,500,000
   Cumulative undeclared dividends                16,415              --             5,010                --
--------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS APPLICABLE TO PREFERRED
   SHARES                                   $ 59,016,415    $ 35,500,000       $21,505,010       $17,500,000
--------------------------------------------------------------------------------------------------------------
Net assets applicable to common shares      $ 79,817,546    $ 47,334,747       $28,095,452       $23,586,744
--------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                            $138,833,961    $ 82,834,747       $49,600,462       $41,086,744
--------------------------------------------------------------------------------------------------------------
Auction Preferred Shares Issued and Outstanding
(Liquidation preference of $25,000 per share)
--------------------------------------------------------------------------------------------------------------
                                            $      2,360    $      1,420       $       860       $       700
--------------------------------------------------------------------------------------------------------------
Common Shares Outstanding
--------------------------------------------------------------------------------------------------------------
                                               7,118,405       4,229,355         2,594,255         2,085,197
--------------------------------------------------------------------------------------------------------------
Net Asset Value Per Common Share
--------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHARES
    DIVIDED BY COMMON SHARES ISSUED
   AND OUTSTANDING                          $      11.21    $      11.19       $     10.83       $     11.31
--------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF MAY 31, 2000

                                          NEW JERSEY TRUST  NEW YORK TRUST  OHIO TRUST   PENNSYLVANIA TRUST
-----------------------------------------------------------------------------------------------------------
Assets
-----------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                          $ 97,410,582     $113,905,560   $62,433,702     $58,971,926
   Unrealized depreciation                   (11,540,004)     (10,911,821)   (7,535,120)     (7,545,092)
-----------------------------------------------------------------------------------------------------------
INVESMENTS, AT VALUE                        $ 85,870,578     $102,993,739   $54,898,582     $51,426,834
-----------------------------------------------------------------------------------------------------------
Cash                                        $         --     $         --   $   213,667     $   339,549
Receivable for investments sold                   50,000               --            --          45,014
Interest and dividends receivable              1,974,503        2,222,754     1,129,303         974,731
Prepaid expenses                                   2,542            2,207         1,322           2,521
-----------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                $ 87,897,623     $105,218,700   $56,242,874     $52,788,649
-----------------------------------------------------------------------------------------------------------
Liabilities
-----------------------------------------------------------------------------------------------------------
Payable for investments purchased           $         --     $         --   $   988,257     $        --
Due to bank                                      254,323          157,123            --              --
Payable to affiliate for Trustees' fees            1,527              988           696             499
Accrued expenses                                  39,152           32,629        41,231          46,624
-----------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                           $    295,002     $    190,740   $ 1,030,184     $    47,123
-----------------------------------------------------------------------------------------------------------
NET ASSETS                                  $ 87,602,621     $105,027,960   $55,212,690     $52,741,526
-----------------------------------------------------------------------------------------------------------
Sources of Net Assets
-----------------------------------------------------------------------------------------------------------
Auction Preferred Shares, $0.01 par
   value, unlimited number of
   shares authorized                        $ 38,000,000     $ 44,500,000   $23,500,000     $22,500,000
Common Shares, $0.01 par value,
   unlimited number of
   shares authorized                              44,847           52,999        27,774          26,632
Additional paid-in capital                    66,608,823       78,674,036    41,259,934      39,565,735
Accumulated net realized loss (computed
   on the basis of identified cost)           (5,778,193)      (7,618,004)   (2,188,654)     (1,960,453)
Accumulated undistributed net investment
   income                                        267,148          330,750       148,756         154,704
Net unrealized depreciation (computed on
   the basis of identified cost)             (11,540,004)     (10,911,821)   (7,535,120)     (7,545,092)
-----------------------------------------------------------------------------------------------------------
NET ASSETS                                  $ 87,602,621     $105,027,960   $55,212,690     $52,741,526
-----------------------------------------------------------------------------------------------------------
Net assets applicable to preferred
   shareholders --
   Auction Preferred Shares at
      liquidation value                     $ 38,000,000     $ 44,500,000   $23,500,000     $22,500,000
   Cumulative undeclared dividends                13,044           30,362         5,311           4,933
-----------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS APPLICABLE TO PREFERRED
   SHARES                                   $ 38,013,044     $ 44,530,362   $23,505,311     $22,504,933
-----------------------------------------------------------------------------------------------------------
Net assets applicable to common shares      $ 49,589,577     $ 60,497,598   $31,707,379     $30,236,593
-----------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                            $ 87,602,621     $105,027,960   $55,212,690     $52,741,526
-----------------------------------------------------------------------------------------------------------
Auction Preferred Shares Issued and Outstanding
(Liquidation preference of $25,000 per share)
-----------------------------------------------------------------------------------------------------------
                                            $      1,520     $      1,780   $       940     $       900
-----------------------------------------------------------------------------------------------------------
Common Shares Outstanding
-----------------------------------------------------------------------------------------------------------
                                               4,484,712        5,299,922     2,777,424       2,663,243
-----------------------------------------------------------------------------------------------------------
Net Asset Value Per Common Share
-----------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHARES
    DIVIDED BY COMMON SHARES ISSUED
   AND OUTSTANDING                          $      11.06     $      11.41   $     11.42     $     11.35
-----------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED MAY 31, 2000

                                          CALIFORNIA TRUST  FLORIDA TRUST  MASSACHUSETTS TRUST  MICHIGAN TRUST
--------------------------------------------------------------------------------------------------------------
Investment Income
--------------------------------------------------------------------------------------------------------------
Interest                                    $ 4,404,045      $ 2,664,983       $ 1,602,935       $ 1,294,237
Dividends                                            --               --            12,502                --
--------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                     $ 4,404,045      $ 2,664,983       $ 1,615,437       $ 1,294,237
--------------------------------------------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------------------------------------------
Investment adviser fee                      $   488,892      $   290,716       $   174,585       $   144,731
Administration fee                              137,810           84,048            49,861            41,335
Trustees fees and expenses                        5,802            5,562             1,340             1,090
Legal and accounting services                    19,528           16,697            15,920             8,760
Printing and postage                             15,954           10,164             6,501             2,745
Custodian fee                                    26,765           17,308            12,227            10,780
Transfer and dividend disbursing agent
   fees                                          38,902           26,240            19,858            22,458
Preferred shares remarketing agent fee           73,952           47,006            26,949            23,008
Miscellaneous                                     9,774            7,696             6,748            13,796
--------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                              $   817,379      $   505,437       $   313,989       $   268,703
--------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee               $    26,765      $    17,308       $    12,227       $    10,780
   Reduction of investment adviser fee           46,289           62,303             2,869            37,562
--------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                    $    73,054      $    79,611       $    15,096       $    48,342
--------------------------------------------------------------------------------------------------------------

NET EXPENSES                                $   744,325      $   425,826       $   298,893       $   220,361
--------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                       $ 3,659,720      $ 2,239,157       $ 1,316,544       $ 1,073,876
--------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
--------------------------------------------------------------------------------------------------------------
Net realized loss --
   Investment transactions (identified
      cost basis)                           $  (425,553)     $  (672,189)      $(1,218,102)      $  (137,079)
--------------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                           $  (425,553)     $  (672,189)      $(1,218,102)      $  (137,079)
--------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)      $(2,445,331)     $(1,717,888)      $  (409,549)      $  (936,093)
--------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION) --                        $(2,445,331)     $(1,717,888)      $  (409,549)      $  (936,093)
--------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS            $(2,870,884)     $(2,390,077)      $(1,627,651)      $(1,073,172)
--------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                          $   788,836      $  (150,920)      $  (311,107)      $       704
--------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED MAY 31, 2000

                                          NEW JERSEY TRUST  NEW YORK TRUST  OHIO TRUST   PENNSYLVANIA TRUST
-----------------------------------------------------------------------------------------------------------
Investment Income
-----------------------------------------------------------------------------------------------------------
Interest                                    $ 2,647,151      $ 3,275,335    $ 1,754,236     $ 1,651,665
Dividends                                       154,755               --             --              --
-----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                     $ 2,801,906      $ 3,275,335    $ 1,754,236     $ 1,651,665
-----------------------------------------------------------------------------------------------------------

Expenses
-----------------------------------------------------------------------------------------------------------
Investment adviser fee                      $   308,152      $   369,697    $   192,847     $   182,908
Administration fee                               88,311          105,597         55,529          53,099
Trustees fees and expenses                        4,712            4,846          1,602           1,310
Legal and accounting services                    17,556           18,682         15,938           9,385
Printing and postage                              8,477            9,053          6,758           4,745
Custodian fee                                    18,869           23,000         11,512          12,725
Transfer and dividend disbursing agent
   fees                                          27,034           25,287         19,715          27,987
Preferred shares remarketing agent fee           47,629           55,777         31,833          29,276
Miscellaneous                                     6,567            7,173          7,431           6,997
-----------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                              $   527,307      $   619,112    $   343,165     $   328,432
-----------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee               $    18,869      $    23,000    $    11,512     $    12,725
   Reduction of investment adviser fee           26,717           65,977         31,312          68,405
-----------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                    $    45,586      $    88,977    $    42,824     $    81,130
-----------------------------------------------------------------------------------------------------------

NET EXPENSES                                $   481,721      $   530,135    $   300,341     $   247,302
-----------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                       $ 2,320,185      $ 2,745,200    $ 1,453,895     $ 1,404,363
-----------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------------------------------------------------------------
Net realized loss --
   Investment transactions (identified
      cost basis)                           $(1,345,262)     $(1,490,509)   $   (53,962)    $  (366,264)
-----------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                           $(1,345,262)     $(1,490,509)   $   (53,962)    $  (366,264)
-----------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)      $(1,549,611)     $  (475,537)   $(1,276,967)    $  (904,459)
-----------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION) --                        $(1,549,611)     $  (475,537)   $(1,276,967)    $  (904,459)
-----------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS            $(2,894,873)     $(1,966,046)   $(1,330,929)    $(1,270,723)
-----------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                          $  (574,688)     $   779,154    $   122,966     $   133,640
-----------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED MAY 31, 2000

INCREASE (DECREASE) IN NET ASSETS         CALIFORNIA TRUST  FLORIDA TRUST  MASSACHUSETTS TRUST  MICHIGAN TRUST
--------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                    $  3,659,720     $ 2,239,157       $ 1,316,544       $ 1,073,876
   Net realized loss                            (425,553)       (672,189)       (1,218,102)         (137,079)
   Net change in unrealized appreciation
      (depreciation)                          (2,445,331)     (1,717,888)         (409,549)         (936,093)
--------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                          $    788,836     $  (150,920)      $  (311,107)      $       704
--------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   Preferred Shareholders --
      From net investment income            $ (1,015,862)    $  (707,486)      $  (351,998)      $  (330,308)
   Common Shareholders --
      From net investment income              (2,713,139)     (1,591,480)         (986,572)         (781,949)
--------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS         $ (3,729,001)    $(2,298,966)      $(1,338,570)      $(1,112,257)
--------------------------------------------------------------------------------------------------------------
Capital share transactions --
   Reinvestment of distributions to
      shareholders                          $    428,242     $    51,303       $   289,910       $        --
--------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   SHARE TRANSACTIONS                       $    428,242     $    51,303       $   289,910       $        --
--------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                  $ (2,511,923)    $(2,398,583)      $(1,359,767)      $(1,111,553)
--------------------------------------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------------------------------------
At beginning of period                      $141,345,884     $85,233,330       $50,960,229       $42,198,297
--------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                            $138,833,961     $82,834,747       $49,600,462       $41,086,744
--------------------------------------------------------------------------------------------------------------

Accumulated undistributed
net investment income
included in net assets
--------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                            $    426,660     $   236,303       $   154,176       $   112,365
--------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED MAY 31, 2000

INCREASE (DECREASE) IN NET ASSETS         NEW JERSEY TRUST  NEW YORK TRUST  OHIO TRUST   PENNSYLVANIA TRUST
-----------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                    $ 2,320,185      $  2,745,200   $ 1,453,895     $ 1,404,363
   Net realized loss                         (1,345,262)       (1,490,509)      (53,962)       (366,264)
   Net change in unrealized appreciation
      (depreciation)                         (1,549,611)         (475,537)   (1,276,967)       (904,459)
-----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                          $  (574,688)     $    779,154   $   122,966     $   133,640
-----------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   Preferred Shareholders --
      From net investment income            $  (709,171)     $   (772,823)  $  (449,442)    $  (434,178)
   Common Shareholders --
      From net investment income             (1,679,365)       (2,024,381)   (1,044,794)     (1,002,711)
-----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS         $(2,388,536)     $ (2,797,204)  $(1,494,236)    $(1,436,889)
-----------------------------------------------------------------------------------------------------------
Capital share transactions --
   Reinvestment of distributions to
      shareholders                          $    68,530      $    199,822   $    35,287     $        --
-----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   SHARE TRANSACTIONS                       $    68,530      $    199,822   $    35,287     $        --
-----------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                  $(2,894,694)     $ (1,818,228)  $(1,335,983)    $(1,303,249)
-----------------------------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------------------------
At beginning of period                      $90,497,315      $106,846,188   $56,548,673     $54,044,775
-----------------------------------------------------------------------------------------------------------
AT END OF PERIOD                            $87,602,621      $105,027,960   $55,212,690     $52,741,526
-----------------------------------------------------------------------------------------------------------

Accumulated undistributed
net investment income
included in net assets
-----------------------------------------------------------------------------------------------------------
AT END OF PERIOD                            $   267,148      $    330,750   $   148,756     $   154,704
-----------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIOD ENDED NOVEMBER 30, 1999(1)

INCREASE (DECREASE) IN NET ASSETS         CALIFORNIA TRUST  FLORIDA TRUST  MASSACHUSETTS TRUST  MICHIGAN TRUST
--------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                    $  5,383,612    $  3,245,865       $ 1,960,579       $ 1,584,012
   Net realized loss                          (6,438,604)     (2,089,704)       (1,625,192)       (1,193,621)
   Net change in unrealized appreciation
      (depreciation)                         (16,932,153)    (11,287,753)       (7,223,403)       (5,258,299)
--------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                               $(17,987,145)   $(10,131,592)      $(6,888,016)      $(4,867,908)
--------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   Preferred Shareholders --
      From net investment income            $ (1,293,008)   $   (833,015)      $  (484,017)      $  (392,700)
   Common Shareholders --
      From net investment income              (3,594,663)     (2,116,738)       (1,300,360)       (1,040,566)
--------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS         $ (4,887,671)   $ (2,949,753)      $(1,784,377)      $(1,433,266)
--------------------------------------------------------------------------------------------------------------
Capital share transactions --
   Proceeds from sale of preferred
      shares                                $ 59,000,000    $ 35,500,000       $21,500,000       $17,500,000
   Proceeds from sale of common shares       105,225,000      62,962,500        37,950,000        31,050,000
   Reinvestment of distributions to
      shareholders                               766,603         280,332           406,440           114,549
   Offering costs and preferred shares
      underwriting discounts                    (870,903)       (528,157)         (323,818)         (265,078)
--------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                             $164,120,700    $ 98,214,675       $59,532,622       $48,399,471
--------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                  $141,245,884    $ 85,133,330       $50,860,229       $42,098,297
--------------------------------------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------------------------------------
At beginning of period                      $    100,000    $    100,000       $   100,000       $   100,000
--------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                            $141,345,884    $ 85,233,330       $50,960,229       $42,198,297
--------------------------------------------------------------------------------------------------------------

Accumulated undistributed
net investment income
included in net assets
--------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                            $    495,941    $    296,112       $   176,202       $   150,746
--------------------------------------------------------------------------------------------------------------

 (1) For the period from the start of business, January 29, 1999, to November 30, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIOD ENDED NOVEMBER 30, 1999(1)

INCREASE (DECREASE) IN NET ASSETS         NEW JERSEY TRUST  NEW YORK TRUST  OHIO TRUST   PENNSYLVANIA TRUST
-----------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                    $  3,431,841     $  4,063,903   $ 2,122,549     $ 2,048,098
   Net realized loss                          (4,432,931)      (6,127,495)   (2,134,692)     (1,594,189)
   Net change in unrealized appreciation
      (depreciation)                          (9,990,393)     (10,436,284)   (6,258,153)     (6,640,633)
-----------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                               $(10,991,483)    $(12,499,876)  $(6,270,296)    $(6,186,724)
-----------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   Preferred Shareholders --
      From net investment income            $   (861,719)    $   (995,127)  $  (542,305)    $  (526,689)
   Common Shareholders --
      From net investment income              (2,234,623)      (2,686,022)   (1,391,147)     (1,334,179)
-----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS         $ (3,096,342)    $ (3,681,149)  $(1,933,452)    $(1,860,868)
-----------------------------------------------------------------------------------------------------------
Capital share transactions --
   Proceeds from sale of preferred
      shares                                $ 38,000,000     $ 44,500,000   $23,500,000     $22,500,000
   Proceeds from sale of common shares        66,750,000       78,760,116    41,400,000      39,675,000
   Reinvestment of distributions to
      shareholders                               299,002          325,240       104,735         154,913
   Offering costs and preferred shares
      underwriting discounts                    (563,862)        (658,143)     (352,314)       (337,546)
-----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                             $104,485,140     $122,927,213   $64,652,421     $61,992,367
-----------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                  $ 90,397,315     $106,746,188   $56,448,673     $53,944,775
-----------------------------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------------------------
At beginning of period                      $    100,000     $    100,000   $   100,000     $   100,000
-----------------------------------------------------------------------------------------------------------
AT END OF PERIOD                            $ 90,497,315     $106,846,188   $56,548,673     $54,044,775
-----------------------------------------------------------------------------------------------------------

Accumulated undistributed
net investment income
included in net assets
-----------------------------------------------------------------------------------------------------------
AT END OF PERIOD                            $    335,499     $    382,754   $   189,097     $   187,230
-----------------------------------------------------------------------------------------------------------

 (1) For the period from the start of business, January 29, 1999, to November 30, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING PERIODS STATED

                                                          CALIFORNIA TRUST
                                            ---------------------------------------------
                                            SIX MONTHS ENDED
                                            MAY 31, 2000          PERIOD ENDED
                                            (UNAUDITED)(1)        NOVEMBER 30, 1999(1)(2)
-----------------------------------------------------------------------------------------
Net asset value -- Beginning of period
   (Common shares)                              $ 11.630                 $ 15.000
-----------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------
Net investment income                           $  0.516                 $  0.773
Net realized and unrealized loss                  (0.410)                  (3.322)
-----------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS             $  0.106                 $ (2.549)
-----------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------
Preferred Shareholders --
   From net investment income                   $ (0.143)                $ (0.186)
Common Shareholders --
   From net investment income                     (0.383)                  (0.510)
-----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                             $ (0.526)                $ (0.696)
-----------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES OFFERING
   COSTS CHARGED TO PAID-IN CAPITAL             $     --                 $ (0.040)
-----------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING DISCOUNTS         $     --                 $ (0.085)
-----------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD (COMMON
   SHARES)                                      $ 11.210                 $ 11.630
-----------------------------------------------------------------------------------------

MARKET VALUE -- END OF PERIOD (COMMON
   SHARES)                                      $ 10.875                 $ 11.438
-----------------------------------------------------------------------------------------

TOTAL RETURN(3)                                    (1.61)%                 (20.70)%
-----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING PERIODS STATED

                                                          CALIFORNIA TRUST
                                            ---------------------------------------------
                                            SIX MONTHS ENDED
                                            MAY 31, 2000          PERIOD ENDED
                                            (UNAUDITED)(1)        NOVEMBER 30, 1999(1)(2)
-----------------------------------------------------------------------------------------

Ratios/Supplemental Data+++
-----------------------------------------------------------------------------------------
Net assets, end of period (000's
   omitted)                                     $138,834                 $141,346
Ratios (As a percentage of average net
   assets attributable to common
   shares):
   Net expenses(4)                                  1.93%(5)                 1.66%(5)
   Net expenses after custodian fee
      reduction(4)                                  1.86%(5)                 1.60%(5)
   Net investment income(4)                         9.17%(5)                 6.83%(5)
Portfolio Turnover                                     7%                     146%
+ The expenses of the Trust reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average net
   assets attributable to common
   shares):
   Expenses(4)                                      2.05%(5)                 1.85%(5)
   Expenses after custodian fee
      reduction(4)                                  1.98%(5)                 1.79%(5)
   Net investment income(4)                         9.05%(5)                 6.64%(5)
   Net investment income per share              $  0.509                 $  0.752
-----------------------------------------------------------------------------------------
++ The ratios reported above are based on net assets attributable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average total
   net assets):
   Net expenses                                     1.11%(5)                 1.06%(5)
   Net expenses after custodian fee
      reduction                                     1.07%(5)                 1.02%(5)
   Net investment income                            5.27%(5)                 4.37%(5)
+ The expenses of the Trust reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of average total
   net assets):
   Expenses                                         1.18%(5)                 1.18%(5)
   Expenses after custodian fee
      reduction                                     1.14%(5)                 1.14%(5)
   Net investment income                            5.20%(5)                 4.25%(5)
-----------------------------------------------------------------------------------------
Senior Securities:
   Total preferred shares outstanding              2,360                    2,360
   Asset coverage per preferred share(6)        $ 58,828                 $ 59,892
   Involuntary liquidation preference
      per preferred share(7)                    $ 25,000                 $ 25,000
   Approximate market value per
      preferred share(7)                        $ 25,000                 $ 25,000
-----------------------------------------------------------------------------------------

 (1)  Computed using average common shares outstanding.
 (2) For the period from the start of business, January 29, 1999, to November 30, 1999.
 (3) Total return is calculated assuming a purchase at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets attributable to common shares reflect the Trust's leveraged capital structure.
 (5)  Annualized.
 (6) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.
 (7)  Plus accumulated and unpaid dividends.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING PERIODS STATED

                                                            FLORIDA TRUST
                                            ---------------------------------------------
                                            SIX MONTHS ENDED
                                            MAY 31, 2000          PERIOD ENDED
                                            (UNAUDITED)(1)        NOVEMBER 30, 1999(1)(2)
-----------------------------------------------------------------------------------------
Net asset value -- Beginning of period
   (Common shares)                               $11.770                   $15.000
-----------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------
Net investment income                            $ 0.530                   $ 0.779
Net realized and unrealized loss                  (0.566)                   (3.180)
-----------------------------------------------------------------------------------------
TOTAL LOSS FROM OPERATIONS                       $(0.036)                  $(2.401)
-----------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------
Preferred Shareholders --
   From net investment income                    $(0.167)                  $(0.200)
Common Shareholders --
   From net investment income                     (0.377)                   (0.502)
-----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                              $(0.544)                  $(0.702)
-----------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES OFFERING
   COSTS CHARGED TO PAID-IN CAPITAL              $    --                   $(0.042)
-----------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING DISCOUNTS          $    --                   $(0.085)
-----------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD (COMMON
   SHARES)                                       $11.190                   $11.770
-----------------------------------------------------------------------------------------

MARKET VALUE -- END OF PERIOD (COMMON
   SHARES)                                       $10.500                   $10.438
-----------------------------------------------------------------------------------------

TOTAL RETURN(3)                                     4.17%                   (27.62)%
-----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING PERIODS STATED

                                                            FLORIDA TRUST
                                            ---------------------------------------------
                                            SIX MONTHS ENDED
                                            MAY 31, 2000          PERIOD ENDED
                                            (UNAUDITED)(1)        NOVEMBER 30, 1999(1)(2)
-----------------------------------------------------------------------------------------

Ratios/Supplemental Data+++
-----------------------------------------------------------------------------------------
Net assets, end of period (000's
   omitted)                                      $82,835                   $85,233
Ratios (As a percentage of average net
   assets attributable to common
   shares):
   Net expenses(4)                                  1.84%(5)                  1.74%(5)
   Net expenses after custodian fee
      reduction(4)                                  1.77%(5)                  1.68%(5)
   Net investment income(4)                         9.32%(5)                  6.89%(5)
Portfolio Turnover                                    12%                      101%
+ The expenses of the Trust reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average net
   assets attributable to common
   shares):
   Expenses(4)                                      2.10%(5)                  1.88%(5)
   Expenses after custodian fee
      reduction(4)                                  2.03%(5)                  1.82%(5)
   Net investment income(4)                         9.06%(5)                  6.75%(5)
   Net investment income per share               $ 0.515                   $ 0.763
-----------------------------------------------------------------------------------------
++ The ratios reported above are based on net assets attributable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average total
   net assets):
   Net expenses                                     1.06%(5)                  1.11%(5)
   Net expenses after custodian fee
      reduction                                     1.02%(5)                  1.07%(5)
   Net investment income                            5.36%(5)                  4.39%(5)
+ The expenses of the Trust reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of average total
   net assets):
   Expenses                                         1.21%(5)                  1.20%(5)
   Expenses after custodian fee
      reduction                                     1.17%(5)                  1.16%(5)
   Net investment income                            5.21%(5)                  4.30%(5)
-----------------------------------------------------------------------------------------
Senior Securities:
   Total preferred shares outstanding              1,420                     1,420
   Asset coverage per preferred share(6)         $58,334                   $60,023
   Involuntary liquidation preference
      per preferred share(7)                     $25,000                   $25,000
   Approximate market value per
      preferred share(7)                         $25,000                   $25,000
-----------------------------------------------------------------------------------------

 (1)  Computed using average common shares outstanding.
 (2) For the period from the start of business, January 29, 1999, to November 30, 1999.
 (3) Total return is calculated assuming a purchase at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets attributable to common shares reflect the Trust's leveraged capital structure.
 (5)  Annualized.
 (6) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.
 (7)  Plus accumulated and unpaid dividends.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING PERIODS STATED

                                                         MASSACHUSETTS TRUST
                                            ---------------------------------------------
                                            SIX MONTHS ENDED
                                            MAY 31, 2000          PERIOD ENDED
                                            (UNAUDITED)(1)        NOVEMBER 30, 1999(1)(2)
-----------------------------------------------------------------------------------------
Net asset value -- Beginning of period
   (Common shares)                               $11.470                   $15.000
-----------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------
Net investment income                            $ 0.510                   $ 0.779
Net realized and unrealized loss                  (0.631)                   (3.479)
-----------------------------------------------------------------------------------------
TOTAL LOSS FROM OPERATIONS                       $(0.121)                  $(2.700)
-----------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------
Preferred Shareholders --
   From net investment income                    $(0.136)                  $(0.192)
Common Shareholders --
   From net investment income                     (0.383)                   (0.510)
-----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                              $(0.519)                  $(0.702)
-----------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES OFFERING
   COSTS CHARGED TO PAID-IN CAPITAL              $    --                   $(0.043)
-----------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING DISCOUNTS          $    --                   $(0.085)
-----------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD (COMMON
   SHARES)                                       $10.830                   $11.470
-----------------------------------------------------------------------------------------

MARKET VALUE -- END OF PERIOD (COMMON
   SHARES)                                       $11.188                   $11.438
-----------------------------------------------------------------------------------------

TOTAL RETURN(3)                                     1.23%                   (20.68)%
-----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING PERIODS STATED

                                                         MASSACHUSETTS TRUST
                                            ---------------------------------------------
                                            SIX MONTHS ENDED
                                            MAY 31, 2000          PERIOD ENDED
                                            (UNAUDITED)(1)        NOVEMBER 30, 1999(1)(2)
-----------------------------------------------------------------------------------------

Ratios/Supplemental Data+++
-----------------------------------------------------------------------------------------
Net assets, end of period (000's
   omitted)                                      $49,600                   $50,960
Ratios (As a percentage of average net
   assets attributable to common
   shares):
   Net expenses(4)                                  2.21%(5)                  1.98%(5)
   Net expenses after custodian fee
      reduction(4)                                  2.12%(5)                  1.91%(5)
   Net investment income(4)                         9.34%(5)                  6.93%(5)
Portfolio Turnover                                    23%                      111%
+ The expenses of the Trust reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average net
   assets attributable to common
   shares):
   Expenses(4)                                      2.23%(5)                  2.01%(5)
   Expenses after custodian fee
      reduction(4)                                  2.14%(5)                  1.94%(5)
   Net investment income(4)                         9.32%(5)                  6.90%(5)
   Net investment income per share               $ 0.509                   $ 0.776
-----------------------------------------------------------------------------------------
++ The ratios reported above are based on net assets attributable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average total
   net assets):
   Net expenses                                     1.25%(5)                  1.26%(5)
   Net expenses after custodian fee
      reduction                                     1.20%(5)                  1.21%(5)
   Net investment income                            5.30%(5)                  4.41%(5)
+ The expenses of the Trust reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of average total
   net assets):
   Expenses                                         1.26%(5)                  1.28%(5)
   Expenses after custodian fee
      reduction                                     1.21%(5)                  1.23%(5)
   Net investment income                            5.29%(5)                  4.39%(5)
-----------------------------------------------------------------------------------------
Senior Securities:
   Total preferred shares outstanding                860                       860
   Asset coverage per preferred share(6)         $57,675                   $59,256
   Involuntary liquidation preference
      per preferred share(7)                     $25,000                   $25,000
   Approximate market value per
      preferred share(7)                         $25,000                   $25,000
-----------------------------------------------------------------------------------------

 (1)  Computed using average common shares outstanding.
 (2) For the period from the start of business, January 29, 1999, to November 30, 1999.
 (3) Total return is calculated assuming a purchase at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets attributable to common shares reflect the Trust's leveraged capital structure.
 (5)  Annualized.
 (6) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.
 (7)  Plus accumulated and unpaid dividends.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING PERIODS STATED

                                                           MICHIGAN TRUST
                                            ---------------------------------------------
                                            SIX MONTHS ENDED
                                            MAY 31, 2000          PERIOD ENDED
                                            (UNAUDITED)(1)        NOVEMBER 30, 1999(1)(2)
-----------------------------------------------------------------------------------------
Net asset value -- Beginning of period
   (Common shares)                               $11.840                   $15.000
-----------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------
Net investment income                            $ 0.515                   $ 0.771
Net realized and unrealized loss                  (0.512)                   (3.111)
-----------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS              $ 0.003                   $(2.340)
-----------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------
Preferred Shareholders --
   From net investment income                    $(0.158)                  $(0.191)
Common Shareholders --
   From net investment income                     (0.375)                   (0.500)
-----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                              $(0.533)                  $(0.691)
-----------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES OFFERING
   COSTS CHARGED TO PAID-IN CAPITAL              $    --                   $(0.044)
-----------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING DISCOUNTS          $    --                   $(0.085)
-----------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD (COMMON
   SHARES)                                       $11.310                   $11.840
-----------------------------------------------------------------------------------------

MARKET VALUE -- END OF PERIOD (COMMON
   SHARES)                                       $10.250                   $10.875
-----------------------------------------------------------------------------------------

TOTAL RETURN(3)                                    (2.35)%                  (24.66)%
-----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING PERIODS STATED

                                                           MICHIGAN TRUST
                                            ---------------------------------------------
                                            SIX MONTHS ENDED
                                            MAY 31, 2000          PERIOD ENDED
                                            (UNAUDITED)(1)        NOVEMBER 30, 1999(1)(2)
-----------------------------------------------------------------------------------------

Ratios/Supplemental Data+++
-----------------------------------------------------------------------------------------
Net assets, end of period (000's
   omitted)                                      $41,087                   $42,198
Ratios (As a percentage of average net
   assets attributable to common
   shares):
   Net expenses(4)                                  1.95%(5)                  1.78%(5)
   Net expenses after custodian fee
      reduction(4)                                  1.86%(5)                  1.71%(5)
   Net investment income(4)                         9.06%(5)                  6.77%(5)
Portfolio Turnover                                     8%                       90%
+ The expenses of the Trust reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average net
   assets attributable to common
   shares):
   Expenses(4)                                      2.27%(5)                  2.06%(5)
   Expenses after custodian fee
      reduction(4)                                  2.18%(5)                  1.99%(5)
   Net investment income(4)                         8.74%(5)                  6.49%(5)
   Net investment income per share               $ 0.497                   $ 0.738
-----------------------------------------------------------------------------------------
++ The ratios reported above are based on net assets attributable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average total
   net assets):
   Net expenses                                     1.12%(5)                  1.14%(5)
   Net expenses after custodian fee
      reduction                                     1.07%(5)                  1.09%(5)
   Net investment income                            5.21%(5)                  4.33%(5)
+ The expenses of the Trust reflect reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of average total
   net assets):
   Expenses                                         1.30%(5)                  1.32%(5)
   Expenses after custodian fee
      reduction                                     1.25%(5)                  1.27%(5)
   Net investment income                            5.03%(5)                  4.15%(5)
-----------------------------------------------------------------------------------------
Senior Securities:
   Total preferred shares outstanding                700                       700
   Asset coverage per preferred share(6)         $58,695                   $60,283
   Involuntary liquidation preference
      per preferred share(7)                     $25,000                   $25,000
   Approximate market value per
      preferred share(7)                         $25,000                   $25,000
-----------------------------------------------------------------------------------------

 (1)  Computed using average common shares outstanding.
 (2) For the period from the start of business, January 29, 1999, to November 30, 1999.
 (3) Total return is calculated assuming a purchase at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets attributable to common shares reflect the Trust's leveraged capital structure.
 (5)  Annualized.
 (6) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred share outstanding.
 (7)  Plus accumulated and unpaid dividends.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING PERIODS STATED

                                                          NEW JERSEY TRUST
                                            ---------------------------------------------
                                            SIX MONTHS ENDED
                                            MAY 31, 2000          PERIOD ENDED
                                            (UNAUDITED)(1)        NOVEMBER 30, 1999(1)(2)
-----------------------------------------------------------------------------------------
Net asset value -- Beginning of period
   (Common shares)                               $11.720                   $15.000
-----------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------
Net investment income                            $ 0.518                   $ 0.778
Net realized and unrealized loss                  (0.645)                   (3.235)
-----------------------------------------------------------------------------------------
TOTAL LOSS FROM OPERATIONS                       $(0.127)                  $(2.457)
-----------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------
Preferred Shareholders --
   From net investment income                    $(0.158)                  $(0.195)
Common Shareholders --
   From net investment income                     (0.375)                   (0.500)
-----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                              $(0.533)                  $(0.695)
-----------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES OFFERING
   COSTS CHARGED TO PAID-IN CAPITAL              $    --                   $(0.042)
-----------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING DISCOUNTS          $    --                   $(0.086)
-----------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD (COMMON
   SHARES)                                       $11.060                   $11.720
-----------------------------------------------------------------------------------------

MARKET VALUE -- END OF PERIOD (COMMON
   SHARES)                                       $10.938                   $10.875
-----------------------------------------------------------------------------------------

TOTAL RETURN(3)                                     4.15%                   (24.64)%
-----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING PERIODS STATED

                                                          NEW JERSEY TRUST
                                            ---------------------------------------------
                                            SIX MONTHS ENDED
                                            MAY 31, 2000          PERIOD ENDED
                                            (UNAUDITED)(1)        NOVEMBER 30, 1999(1)(2)
-----------------------------------------------------------------------------------------

Ratios/Supplemental Data+++
-----------------------------------------------------------------------------------------
Net assets, end of period (000's
   omitted)                                      $87,603                   $90,497
Ratios (As a percentage of average net
   assets attributable to common
   shares):
   Net expenses(4)                                  2.01%(5)                  1.67%(5)
   Net expenses after custodian fee
      reduction(4)                                  1.93%(5)                  1.61%(5)
   Net investment income(4)                         9.27%(5)                  6.83%(5)
Portfolio Turnover                                    27%                      114%
+ The expenses of the Trust reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average net
   assets attributable to common
   shares):
   Expenses(4)                                      2.11%(5)                  1.85%(5)
   Expenses after custodian fee
      reduction(4)                                  2.03%(5)                  1.79%(5)
   Net investment income(4)                         9.16%(5)                  6.65%(5)
   Net investment income per share               $ 0.512                   $ 0.757
-----------------------------------------------------------------------------------------
++ The ratios reported above are based on net assets attributable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average total
   net assets):
   Net expenses                                     1.13%(5)                  1.07%(5)
   Net expenses after custodian fee
      reduction                                     1.09%(5)                  1.03%(5)
   Net investment income                            5.27%(5)                  4.35%(5)
+ The expenses of the Trust reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of average total
   net assets):
   Expenses                                         1.20%(5)                  1.18%(5)
   Expenses after custodian fee
      reduction                                     1.16%(5)                  1.14%(5)
   Net investment income                            5.21%(5)                  4.24%(5)
-----------------------------------------------------------------------------------------
Senior Securities:
   Total preferred shares outstanding              1,520                     1,520
   Asset coverage per preferred share(6)         $57,633                   $59,538
   Involuntary liquidation preference
      per preferred share(7)                     $25,000                   $25,000
   Approximate market value per
      preferred share(7)                         $25,000                   $25,000
-----------------------------------------------------------------------------------------

 (1)  Computed using average common shares outstanding.
 (2) For the period from the start of business, January 29, 1999, to November 30, 1999.
 (3) Total return is calculated assuming a purchase at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets attributable to common shares reflect the Trust's leveraged capital structure.
 (5)  Annualized.
 (6) Calculated by subtracting the Trust's total liabilities (not including the prefered shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.
 (7)  Plus accumulated and unpaid dividends.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING PERIODS STATED

                                                           NEW YORK TRUST
                                            ---------------------------------------------
                                            SIX MONTHS ENDED
                                            MAY 31, 2000          PERIOD ENDED
                                            (UNAUDITED)(1)        NOVEMBER 30, 1999(1)(2)
-----------------------------------------------------------------------------------------
Net asset value -- Beginning of period
   (Common shares)                              $ 11.800                 $ 15.000
-----------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------
Net investment income                           $  0.519                 $  0.781
Net realized and unrealized loss                  (0.380)                  (3.153)
-----------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS             $  0.139                 $ (2.372)
-----------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------
Preferred Shareholders --
   From net investment income                   $ (0.146)                $ (0.191)
Common Shareholders --
   From net investment income                     (0.383)                  (0.510)
-----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                             $ (0.529)                $ (0.701)
-----------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES OFFERING
   COSTS CHARGED TO PAID-IN CAPITAL             $     --                 $ (0.041)
-----------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING DISCOUNTS         $     --                 $ (0.086)
-----------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD (COMMON
   SHARES)                                      $ 11.410                 $ 11.800
-----------------------------------------------------------------------------------------

MARKET VALUE -- END OF PERIOD (COMMON
   SHARES)                                      $ 10.438                 $ 10.813
-----------------------------------------------------------------------------------------

TOTAL RETURN(3)                                    (0.12)%                 (25.00)%
-----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING PERIODS STATED

                                                           NEW YORK TRUST
                                            ---------------------------------------------
                                            SIX MONTHS ENDED
                                            MAY 31, 2000          PERIOD ENDED
                                            (UNAUDITED)(1)        NOVEMBER 30, 1999(1)(2)
-----------------------------------------------------------------------------------------

Ratios/Supplemental Data+++
-----------------------------------------------------------------------------------------
Net assets, end of period (000's
   omitted)                                     $105,028                 $106,846
Ratios (As a percentage of average net
   assets attributable to common
   shares):
   Net expenses(4)                                  1.82%(5)                 1.65%(5)
   Net expenses after custodian fee
      reduction(4)                                  1.74%(5)                 1.59%(5)
   Net investment income(4)                         9.03%(5)                 6.86%(5)
Portfolio Turnover                                    20%                     139%
+ The expenses of the Trust reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average net
   assets attributable to common
   shares):
   Expenses(4)                                      2.04%(5)                 1.86%(5)
   Expenses after custodian fee
      reduction(4)                                  1.96%(5)                 1.80%(5)
   Net investment income(4)                         8.81%(5)                 6.65%(5)
   Net investment income per share              $  0.506                 $  0.757
-----------------------------------------------------------------------------------------
++ The ratios reported above are based on net assets attributable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average total
   net assets):
   Net expenses                                     1.05%(5)                 1.05%(5)
   Net expenses after custodian fee
      reduction                                     1.01%(5)                 1.01%(5)
   Net investment income                            5.22%(5)                 4.38%(5)
+ The expenses of the Trust reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of average total
   net assets):
   Expenses                                         1.18%(5)                 1.18%(5)
   Expenses after custodian fee
      reduction                                     1.14%(5)                 1.14%(5)
   Net investment income                            5.09%(5)                 4.25%(5)
-----------------------------------------------------------------------------------------
Senior Securities:
   Total preferred shares outstanding              1,780                    1,780
   Asset coverage per preferred share(6)        $ 59,004                 $ 60,026
   Involuntary liquidation preference
      per preferred share(7)                    $ 25,000                 $ 25,000
   Approximate market value per
      preferred share(7)                        $ 25,000                 $ 25,000
-----------------------------------------------------------------------------------------

 (1)  Computed using average common shares outstanding.
 (2) For the period from the start of business, January 29, 1999, to November 30, 1999.
 (3) Total return is calculated assuming a purchase at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets attributable to common shares reflect the Trust's leveraged capital structure.
 (5)  Annualized.
 (6) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.
 (7)  Plus accumulated and unpaid dividends.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING PERIODS STATED

                                                             OHIO TRUST
                                            ---------------------------------------------
                                            SIX MONTHS ENDED
                                            MAY 31, 2000          PERIOD ENDED
                                            (UNAUDITED)(1)        NOVEMBER 30, 1999(1)(2)
-----------------------------------------------------------------------------------------
Net asset value -- Beginning of period
   (Common shares)                               $11.910                   $15.000
-----------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------
Net investment income                            $ 0.524                   $ 0.772
Net realized and unrealized loss                  (0.475)                   (3.035)
-----------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS              $ 0.049                   $(2.263)
-----------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------
Preferred Shareholders --
   From net investment income                    $(0.162)                  $(0.197)
Common Shareholders --
   From net investment income                     (0.377)                   (0.502)
-----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                              $(0.539)                  $(0.699)
-----------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES OFFERING
   COSTS CHARGED TO PAID-IN CAPITAL              $    --                   $(0.043)
-----------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING DISCOUNTS          $    --                   $(0.085)
-----------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD (COMMON
   SHARES)                                       $11.420                   $11.910
-----------------------------------------------------------------------------------------

MARKET VALUE -- END OF PERIOD (COMMON
   SHARES)                                       $11.313                   $11.250
-----------------------------------------------------------------------------------------

TOTAL RETURN(3)                                     4.06%                   (22.06)%
-----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING PERIODS STATED

                                                             OHIO TRUST
                                            ---------------------------------------------
                                            SIX MONTHS ENDED
                                            MAY 31, 2000          PERIOD ENDED
                                            (UNAUDITED)(1)        NOVEMBER 30, 1999(1)(2)
-----------------------------------------------------------------------------------------

Ratios/Supplemental Data+++
-----------------------------------------------------------------------------------------
Net assets, end of period (000's
   omitted)                                      $55,213                   $56,549
Ratios (As a percentage of average net
   assets attributable to common
   shares):
   Net expenses(4)                                  1.96%(5)                  1.84%(5)
   Net expenses after custodian fee
      reduction(4)                                  1.89%(5)                  1.77%(5)
   Net investment income(4)                         9.13%(5)                  6.74%(5)
Portfolio Turnover                                     6%                      136%
+ The expenses of the Trust reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average net
   assets attributable to common
   shares):
   Expenses(4)                                      2.15%(5)                  1.96%(5)
   Expenses after custodian fee
      reduction(4)                                  2.08%(5)                  1.89%(5)
   Net investment income(4)                         8.94%(5)                  6.62%(5)
   Net investment income per share               $ 0.513                   $ 0.758
-----------------------------------------------------------------------------------------
++ The ratios reported above are based on net assets attributable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average total
   net assets):
   Net expenses                                     1.13%(5)                  1.17%(5)
   Net expenses after custodian fee
      reduction                                     1.09%(5)                  1.13%(5)
   Net investment income                            5.25%(5)                  4.31%(5)
+ The expenses of the Trust reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of average total
   net assets):
   Expenses                                         1.24%(5)                  1.25%(5)
   Expenses after custodian fee
      reduction                                     1.20%(5)                  1.21%(5)
   Net investment income                            5.14%(5)                  4.23%(5)
-----------------------------------------------------------------------------------------
Senior Securities:
   Total preferred shares outstanding                940                       940
   Asset coverage per preferred share(6)         $58,737                   $60,158
   Involuntary liquidation preference
      per preferred share(7)                     $25,000                   $25,000
   Approximate market value per
      preferred share(7)                         $25,000                   $25,000
-----------------------------------------------------------------------------------------

 (1)  Computed using average common shares outstanding.
 (2) For the period from the start of business, January 29, 1999, to November 30, 1999.
 (3) Total return is calculated assuming a purchase at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets attributable to common shares reflect the Trust's leveraged capital structure.
 (5)  Annualized.
 (6) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.
 (7)  Plus accumulated and unpaid dividends.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING PERIODS STATED

                                                         PENNSYLVANIA TRUST
                                            ---------------------------------------------
                                            SIX MONTHS ENDED
                                            MAY 31, 2000          PERIOD ENDED
                                            (UNAUDITED)(1)        NOVEMBER 30, 1999(1)(2)
-----------------------------------------------------------------------------------------
Net asset value -- Beginning of period
   (Common shares)                               $11.840                   $15.000
-----------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------
Net investment income                            $ 0.527                   $ 0.780
Net realized and unrealized loss                  (0.477)                   (3.108)
-----------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS              $ 0.050                   $(2.328)
-----------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------
Preferred Shareholders --
   From net investment income                    $(0.163)                  $(0.201)
Common Shareholders --
   From net investment income                     (0.377)                   (0.502)
-----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                              $(0.540)                  $(0.703)
-----------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES OFFERING
   COSTS CHARGED TO PAID-IN CAPITAL              $    --                   $(0.043)
-----------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING DISCOUNTS          $    --                   $(0.086)
-----------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD (COMMON
   SHARES)                                       $11.350                   $11.840
-----------------------------------------------------------------------------------------

MARKET VALUE -- END OF PERIOD (COMMON
   SHARES)                                       $10.813                   $10.750
-----------------------------------------------------------------------------------------

TOTAL RETURN(3)                                     4.16%                   (25.50)%
-----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING PERIODS STATED

                                                         PENNSYLVANIA TRUST
                                            ---------------------------------------------
                                            SIX MONTHS ENDED
                                            MAY 31, 2000          PERIOD ENDED
                                            (UNAUDITED)(1)        NOVEMBER 30, 1999(1)(2)
-----------------------------------------------------------------------------------------

Ratios/Supplemental Data+++
-----------------------------------------------------------------------------------------
Net assets, end of period (000's
   omitted)                                      $52,742                   $54,045
Ratios (As a percentage of average net
   assets attributable to common
   shares):
   Net expenses(4)                                  1.71%(5)                  1.77%(5)
   Net expenses after custodian fee
      reduction(4)                                  1.63%(5)                  1.70%(5)
   Net investment income(4)                         9.23%(5)                  6.85%(5)
Portfolio Turnover                                    13%                       79%
+ The expenses of the Trust reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average net
   assets attributable to common
   shares):
   Expenses(4)                                      2.16%(5)                  1.98%(5)
   Expenses after custodian fee
      reduction(4)                                  2.08%(5)                  1.91%(5)
   Net investment income(4)                         8.78%(5)                  6.64%(5)
   Net investment income per share               $ 0.501                   $ 0.756
-----------------------------------------------------------------------------------------
++ The ratios reported above are based on net assets attributable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average total
   net assets):
   Net expenses                                     0.98%(5)                  1.13%(5)
   Net expenses after custodian fee
      reduction                                     0.93%(5)                  1.08%(5)
   Net investment income                            5.31%(5)                  4.37%(5)
+ The expenses of the Trust reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of average total
   net assets):
   Expenses                                         1.24%(5)                  1.26%(5)
   Expenses after custodian fee
      reduction                                     1.19%(5)                  1.21%(5)
   Net investment income                            5.05%(5)                  4.24%(5)
-----------------------------------------------------------------------------------------
Senior Securities:
   Total preferred shares outstanding                900                       900
   Asset coverage per preferred share(6)         $58,602                   $60,050
   Involuntary liquidation preference
      per preferred share(7)                     $25,000                   $25,000
   Approximate market value per
      preferred share(7)                         $25,000                   $25,000
-----------------------------------------------------------------------------------------

 (1)  Computed using average common shares outstanding.
 (2) For the period from the start of business, January 29, 1999, to November 30, 1999.
 (3) Total return is calculated assuming a purchase at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets attributable to common shares reflect the Trust's leveraged capital structure.
 (5)  Annualized.
 (6) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.
 (7)  Plus accumulated and unpaid dividends.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance California Municipal Income Trust (California Trust), Eaton Vance Florida Municipal Income Trust (Florida Trust), Eaton Vance Massachusetts Municipal Income Trust (Massachusetts Trust), Eaton Vance Michigan Municipal Income Trust (Michigan Trust), Eaton Vance New Jersey Municipal Income Trust (New Jersey Trust), Eaton Vance New York Municipal Income Trust (New York Trust), Eaton Vance Ohio Municipal Income Trust (Ohio Trust), and Eaton Vance Pennsylvania Municipal Income Trust (Pennsylvania Trust), (individually referred to as the Trust or collectively the Trusts) are registered under the Investment Company Act of 1940, as non-diversified, closed-end management investment companies. The Trusts were organized under the laws of the Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated December 10, 1998. Each Trust's investment objective is to achieve current income exempt from regular federal income taxes and taxes in its specified state. Each Trust seeks to achieve its objective by investing primarily in investment grade municipal obligations issued by its specified state.

   The following is a summary of significant accounting policies consistently followed by each Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on the commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Investment Transactions -- Investment transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuations during this period. To the extent that when-issued or delayed delivery purchases are outstanding, the Trust instructs the custodian to segregate assets in a separate account, with a current value at least equal to the amount of its purchase commitments.

 C Income -- Interest income is determined on the basis of interest accrued adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date.

 D Federal Taxes -- Each Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable, if any, and tax-exempt income, including any net realized gain on investments. Therefore, no provision for federal income or excise tax is necessary. At November 30, 1999, the Trusts, for federal income tax purposes, had capital loss carryovers which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trusts of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryovers are as follows:

    FUND                                      AMOUNT      EXPIRES
    -----------------------------------------------------------------------
    California Trust                          $6,426,778  November 30, 2007
    Florida Trust                              2,089,704  November 30, 2007
    Massachusetts Trust                        1,625,192  November 30, 2007
    Michigan Trust                             1,193,621  November 30, 2007
    New Jersey Trust                           4,432,931  November 30, 2007
    New York Trust                             6,127,495  November 30, 2007
    Ohio Trust                                 2,126,380  November 30, 2007
    Pennsylvania Trust                         1,594,189  November 30, 2007

   In addition, each Trust intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income taxes when received by each Trust, as exempt-interest dividends.

 E Organization and Offering Costs -- Costs incurred by each Trust in connection with its organization have been expensed. Costs incurred by the Trust in

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   connection with the offerings of the common shares and preferred shares were recorded as a reduction of capital paid in excess of par applicable to common shares.

 F Financial Futures Contracts -- Upon the entering of a financial futures contract, a Trust is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Trust (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Trust. A Trust's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Trust may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 G Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Trust, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Trust will realize a loss in the amount of the cost of the option. When a Trust enters into a closing sale transaction, a Trust will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Trust exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 H Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 I Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Trusts. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the daily average cash balances each Trust maintains with IBT. All significant credit balances used to reduce the Trusts' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 J Interim Financial Statements -- The interim financial statements relating to
   May 31, 2000 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Trusts' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Auction Preferred Shares (APS)
-------------------------------------------
   Each Trust issued Auction Preferred Shares on March 1, 1999 in a public offering. The underwriting discounts and other offering costs were recorded as a reduction of capital of the common shares of each Trust. Dividends on the APS, which accrue daily, are cumulative at a rate which was established at the offering of each Trust's APS and have been reset every seven days thereafter by an auction.

   As of ended May 31, 2000, Auction Preferred Shares issued and outstanding and dividend rate ranges are as indicated below:

                                                 PREFERRED SHARES         DIVIDENDS RATE
    TRUST                                     ISSUED AND OUTSTANDING          RANGES
    ----------------------------------------------------------------------------------------
    California Trust                                       2,360           2.60% - 4.25%
    Florida Trust                                          1,420           2.50% - 4.95%
    Massachusetts Trust                                      860           2.34% - 4.75%
    Michigan Trust                                           700           2.70% - 4.50%
    New Jersey Trust                                       1,520           2.40% - 4.75%
    New York Trust                                         1,780           2.45% - 4.55%
    Ohio Trust                                               940           2.65% - 4.88%
    Pennsylvania Trust                                       900           3.00% - 4.85%

   The APS are redeemable at the option of each Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if any Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS shall remain unpaid in an amount equal to two full years' dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the Common Shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. Each Trust is required to maintain certain asset

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   coverage with respect to the APS as defined in each Trust's By-Laws and the Investment Company Act of 1940. Each Trust pays an annual fee equivalent to 0.25% of the preferred shares liquidation value for the remarketing efforts associated with the preferred auction.

3 Distributions to Shareholders
-------------------------------------------
   Each Trust intends to make monthly distributions of net investment income, after payment of any dividends on any outstanding Auction Preferred Shares. Distributions are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the Auction Preferred Shares is generally seven days. The applicable dividend rate for the Auction Preferred Shares on May 31, 2000 was 3.95%, 4.70%, 4.25%, 3.75%, 4.25%,
   4.49%, 4.50%, and 4.00%, respectively, for California Trust, Florida Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, New York Trust, Ohio Trust and Pennsylvania Trust, respectively. For the six months ended May 31, 2000, the amount of dividends each Trust paid to Auction Preferred shareholders and average APS dividends rates for such period were as follows:

                                                DIVIDENDS PAID TO      AVERAGE APS
    TRUST                                     PREFERRED SHAREHOLDERS  DIVIDEND RATES
    --------------------------------------------------------------------------------
    California Trust                                $1,015,862               3.47%
    Florida Trust                                      707,486               3.88%
    Massachusetts Trust                                351,998               3.33%
    Michigan Trust                                     330,308               3.68%
    New Jersey Trust                                   709,171               3.74%
    New York Trust                                     772,823               3.54%
    Ohio Trust                                         449,442               3.88%
    Pennsylvania Trust                                 434,178               3.87%

4 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee, computed at an annual rate of 0.70% of each Trust's average weekly gross assets, was earned by Eaton Vance Management
   (EVM) as compensation for investment advisory services rendered to each Trust. Except for Trustees of each Trust who are not members of EVM's organization, officers and Trustees receive remuneration for their services to each Trust out of such investment adviser fee. For the six months ended May 31, 2000, the fee was equivalent to 0.70% (annualized) of each Trust's average weekly gross assets and amounted to $488,892, $290,716, $174,585, $144,731, $308,152, $369,697, $192,847, and $182,908, respectively, for
   California Trust, Florida Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, New York Trust, Ohio Trust and Pennsylvania Trust, respectively. In order to enhance the net income of each Trust, EVM waived a portion of its investment advisory fee in the amount of $46,289, $62,303, $2,869, $37,562, $26,717, $65,977, $31,312, and $68,405, respectively. EVM also serves as the administrator of each Trust. An administration fee, computed at the annual rate of 0.20% of the average weekly gross assets of each Trust is paid to EVM for administering business affairs of each Trust. For the six months ended May 31, 2000, the administrative fee amounted to $137,810, $84,048, $49,861, $41,335, $88,311, $105,597, $55,529, and $53,099,
   respectively, for California Trust, Florida Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, New York Trust, Ohio Trust and Pennsylvania Trust, respectively.

   Trustees of the Trusts that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended May 31, 2000, no significant amounts have been deferred.

   Certain officers and one Trustee of each Trust are officers of the above organization.

5 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations for the six months ended May 31, 2000 were as follows:

    CALIFORNIA TRUST
    -----------------------------------------------------
    Purchases                                 $ 9,714,439
    Sales                                       9,085,704

    FLORIDA TRUST
    -----------------------------------------------------
    Purchases                                 $10,074,191
    Sales                                      10,018,965

    MASSACHUSETTS TRUST
    -----------------------------------------------------
    Purchases                                 $11,469,165
    Sales                                      11,293,730

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

    MICHIGAN TRUST
    -----------------------------------------------------
    Purchases                                 $ 3,230,878
    Sales                                       3,420,056

    NEW JERSEY TRUST
    -----------------------------------------------------
    Purchases                                 $23,104,538
    Sales                                      24,193,813
    NEW YORK TRUST
    -----------------------------------------------------
    Purchases                                 $20,341,237
    Sales                                      21,156,249
    OHIO TRUST
    -----------------------------------------------------
    Purchases                                 $ 4,654,340
    Sales                                       3,325,379

    PENNSYLVANIA TRUST
    -----------------------------------------------------
    Purchases                                 $ 6,785,597
    Sales                                       7,235,728

6 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Trust at May 31, 2000, as computed for Federal income tax purposes, were as follows:

    CALIFORNIA TRUST
    ------------------------------------------------------
    AGGREGATE COST                            $155,642,595
    ------------------------------------------------------
    Gross unrealized appreciation             $     37,320
    Gross unrealized depreciation              (19,414,804)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $(19,377,484)
    ------------------------------------------------------

    FLORIDA TRUST
    ------------------------------------------------------
    AGGREGATE COST                            $ 94,741,272
    ------------------------------------------------------
    Gross unrealized appreciation             $      4,620
    Gross unrealized depreciation              (13,010,261)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $(13,005,641)
    ------------------------------------------------------

    MASSACHUSETTS TRUST
    ------------------------------------------------------
    AGGREGATE COST                            $ 56,160,648
    ------------------------------------------------------
    Gross unrealized appreciation             $     44,980
    Gross unrealized depreciation               (7,677,932)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (7,632,952)
    ------------------------------------------------------

    MICHIGAN TRUST
    ------------------------------------------------------
    AGGREGATE COST                            $ 46,710,587
    ------------------------------------------------------
    Gross unrealized appreciation             $         --
    Gross unrealized depreciation               (6,194,392)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (6,194,392)
    ------------------------------------------------------

    NEW JERSEY TRUST
    ------------------------------------------------------
    AGGREGATE COST                            $ 97,410,582
    ------------------------------------------------------
    Gross unrealized appreciation             $     87,862
    Gross unrealized depreciation              (11,627,866)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $(11,540,004)
    ------------------------------------------------------

    NEW YORK TRUST
    ------------------------------------------------------
    AGGREGATE COST                            $113,905,560
    ------------------------------------------------------
    Gross unrealized appreciation             $     76,708
    Gross unrealized depreciation              (10,988,529)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $(10,911,821)
    ------------------------------------------------------

    OHIO TRUST
    ------------------------------------------------------
    AGGREGATE COST                            $ 62,433,702
    ------------------------------------------------------
    Gross unrealized appreciation             $     44,703
    Gross unrealized depreciation               (7,579,823)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (7,535,120)
    ------------------------------------------------------

    PENNSYLVANIA TRUST
    ------------------------------------------------------
    AGGREGATE COST                            $ 58,971,926
    ------------------------------------------------------
    Gross unrealized appreciation             $     15,290
    Gross unrealized depreciation               (7,560,382)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (7,545,092)
    ------------------------------------------------------

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

7 Shares of Beneficial Interest
-------------------------------------------
   Each Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional $0.01 par value common shares. Transactions in common shares were as follows:

                                                         CALIFORNIA TRUST
                                              --------------------------------------
                                              SIX MONTHS ENDED
                                              MAY 31, 2000      PERIOD ENDED
                                              (UNAUDITED)       NOVEMBER 30, 1999(1)
    --------------------------------------------------------------------------------
    Sales                                                   --             7,015,000
    Issued pursuant to the Trust's dividend
     reinvestment plan                                  38,649                58,089
    --------------------------------------------------------------------------------
    NET INCREASE                                        38,649             7,073,089
    --------------------------------------------------------------------------------

                                                          FLORIDA TRUST
                                              --------------------------------------
                                              SIX MONTHS ENDED
                                              MAY 31, 2000      PERIOD ENDED
                                              (UNAUDITED)       NOVEMBER 30, 1999(1)
    --------------------------------------------------------------------------------
    Sales                                                   --             4,197,500
    Issued pursuant to the Trust's dividend
     reinvestment plan                                   4,634                20,554
    --------------------------------------------------------------------------------
    NET INCREASE                                         4,634             4,218,054
    --------------------------------------------------------------------------------

                                                       MASSACHUSETTS TRUST
                                              --------------------------------------
                                              SIX MONTHS ENDED
                                              MAY 31, 2000      PERIOD ENDED
                                              (UNAUDITED)       NOVEMBER 30, 1999(1)
    --------------------------------------------------------------------------------
    Sales                                                   --             2,530,000
    Issued pursuant to the Trust's dividend
     reinvestment plan                                  26,104                31,484
    --------------------------------------------------------------------------------
    NET INCREASE                                        26,104             2,561,484
    --------------------------------------------------------------------------------

                                                          MICHIGAN TRUST
                                              --------------------------------------
                                              SIX MONTHS ENDED
                                              MAY 31, 2000      PERIOD ENDED
                                              (UNAUDITED)       NOVEMBER 30, 1999(1)
    --------------------------------------------------------------------------------
    Sales                                                   --             2,070,000
    Issued pursuant to the Trust's dividend
     reinvestment plan                                      --                 8,530
    --------------------------------------------------------------------------------
    NET INCREASE                                            --             2,078,530
    --------------------------------------------------------------------------------

                                                         NEW JERSEY TRUST
                                              --------------------------------------
                                              SIX MONTHS ENDED
                                              MAY 31, 2000      PERIOD ENDED
                                              (UNAUDITED)       NOVEMBER 30, 1999(1)
    --------------------------------------------------------------------------------
    Sales                                                   --             4,450,000
    Issued pursuant to the Trust's dividend
     reinvestment plan                                   6,404                21,641
    --------------------------------------------------------------------------------
    NET INCREASE                                         6,404             4,471,641
    --------------------------------------------------------------------------------

                                                          NEW YORK TRUST
                                              --------------------------------------
                                              SIX MONTHS ENDED
                                              MAY 31, 2000      PERIOD ENDED
                                              (UNAUDITED)       NOVEMBER 30, 1999(1)
    --------------------------------------------------------------------------------
    Sales                                                   --             5,250,000
    Issued pursuant to the Trust's dividend
     reinvestment plan                                  17,962                25,293
    --------------------------------------------------------------------------------
    NET INCREASE                                        17,962             5,275,293
    --------------------------------------------------------------------------------

                                                            OHIO TRUST
                                              --------------------------------------
                                              SIX MONTHS ENDED
                                              MAY 31, 2000      PERIOD ENDED
                                              (UNAUDITED)       NOVEMBER 30, 1999(1)
    --------------------------------------------------------------------------------
    Sales                                                   --             2,760,000
    Issued pursuant to the Trust's dividend
     reinvestment plan                                   3,170                 7,587
    --------------------------------------------------------------------------------
    NET INCREASE                                         3,170             2,767,587
    --------------------------------------------------------------------------------

                                                        PENNSYLVANIA TRUST
                                              --------------------------------------
                                              SIX MONTHS ENDED
                                              MAY 31, 2000      PERIOD ENDED
                                              (UNAUDITED)       NOVEMBER 30, 1999(1)
    --------------------------------------------------------------------------------
    Sales                                                   --             2,645,000
    Issued pursuant to the Trust's dividend
     reinvestment plan                                      --                11,576
    --------------------------------------------------------------------------------
    NET INCREASE                                            --             2,656,576
    --------------------------------------------------------------------------------

 (1) For the period from the start of business, January 29, 1999 to November 30, 1999.

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

8 Financial Instruments
-------------------------------------------
   Each Trust regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   At May 31, 2000, there were no outstanding obligations under these financial instruments.

9 Annual Meeting of Shareholders (Unaudited)
-------------------------------------------
   Each Trust held its Annual Meeting of Shareholders on March 24, 2000. The following table shows the number of common shares and Auction Preferred Shares (APS) outstanding on January 14, 2000, the record date for the shares eligible to vote at the meeting, and the number of shares of each Trust (common and APS together) represented at the meeting:

                                                                              NO. OF COMMON
                                                                          SHARES AND APS SHARES
                                                NO. OF                    REPRESENTED AT MEETING
                                                COMMON     NO. OF APS       (AND AS A PERCENT
                                                SHARES       SHARES       OF SHARES OUTSTANDING
    TRUST                                     OUTSTANDING  OUTSTANDING    AND ENTITLED TO VOTE)
    ----------------------------------------------------------------------------------------------
    California Trust                           7,079,756       2,360      6,983,197    (98.603%)
    Florida Trust                              4,224,721       1,420      4,115,864    (97.391%)
    Massachusetts Trust                        2,572,672         860      2,321,141    (90.193%)
    Michigan Trust                             2,085,196         700      1,934,831    (92.758%)
    New Jersey Trust                           4,478,308       1,520      4,357,345    (97.266%)
    New York Trust                             5,281,960       1,780      4,987,427    (94.392%)
    Ohio Trust                                 2,774,254         940      2,291,659    (82.577%)
    Pennsylvania Trust                         2,663,243         900      2,574,976    (96.653%)

   The following actions were taken by the shareholders of each Trust:

   ITEM 1: The election of Jessica M. Bibliowicz and Donald R. Dwight as Trustees of each Trust.

                                              JESSICA M. BIBLIOWICZ  DONALD R. DWIGHT
    ---------------------------------------------------------------------------------
    CALIFORNIA TRUST:
       For                                             6,843,233          6,843,233
       Withheld                                          139,964            139,964
    FLORIDA TRUST:
       For                                             4,001,178          4,002,491
       Withheld                                          114,686            113,373
    MASSACHUSETTS TRUST:
       For                                             2,283,298          2,285,698
       Withheld                                           37,843             35,443
    MICHIGAN TRUST:
       For                                             1,830,787          1,832,787
       Withheld                                          104,044            102,044
    NEW JERSEY TRUST:
       For                                             4,282,659          4,282,859
       Withheld                                           74,686             74,486
    NEW YORK TRUST:
       For                                             4,903,191          4,904,091
       Withheld                                           84,236             83,336
    OHIO TRUST:
       For                                             2,232,037          2,232,671
       Withheld                                           59,622             58,988
    PENNSYLVANIA TRUST:
       For                                             2,532,462          2,543,826
       Withheld                                           42,514             31,150

   ITEM 2: The ratification of the selection of Deloitte & Touche LLP as independent certified public accountants to each Trust for the fiscal year ending November 30, 2000.

                                              CALIFORNIA   FLORIDA    MASSACHUSETTS    MICHIGAN
                                                TRUST       TRUST         TRUST         TRUST
    ---------------------------------------------------------------------------------------------
    For                                       6,898,876   4,064,112      2,290,484     1,851,019
    Against                                      34,953      20,916         17,752        74,008
    Abstain                                      49,368      30,836         12,905         9,804

                                              NEW JERSEY   NEW YORK       OHIO       PENNSYLVANIA
                                                TRUST       TRUST         TRUST         TRUST
    ---------------------------------------------------------------------------------------------
    For                                       4,297,557   4,919,103      2,263,282     2,540,133
    Against                                      19,657      28,735         11,093        26,224
    Abstain                                      40,131      39,589         17,284         8,619

DIVIDEND REINVESTMENT PLAN

Each Trust offers a dividend reinvestment plan (the Plan) pursuant to which shareholders automatically have dividends and capital gains distributions reinvested in common shares (the Shares) of the same Trust unless they elect otherwise through their investment dealer. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with each Trust's transfer agent, PFPC, Inc., or you will not be able to participate.

The Plan Agent's service fee for handling distributions will be paid by each Trust. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquiries regarding the Plan can be directed to the Plan Agent, PFPC, Inc., at 1-800-331-1710.

APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

                                                      ------------------------------------------------------------
                                                      Please print exact name on account:
                                                      ------------------------------------------------------------
                                                      Shareholder signature                       Date
                                                      ------------------------------------------------------------
                                                      Shareholder signature                       Date
                                                      Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

THIS AUTHORIZATION FORM, WHEN SIGNED, SHOULD BE MAILED TO THE FOLLOWING ADDRESS:

                                 Eaton Vance Municipal Income Trusts
                                 c/o PFPC, Inc.
                                 P.O. Box 8030
                                 Boston, MA 02266-8030
                                 800-331-1710

--------------------------------------------------------------------------------

NUMBER OF EMPLOYEES

Each Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end, nondiversified, management investment company and has no employees.

NUMBER OF SHAREHOLDERS

As of May 31, 2000, our records indicate that there are 77, 56, 65, 38, 61, 58, 68 and 59, respectively, registered shareholders for California Trust, Florida Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, New York Trust, Ohio Trust and Pennsylvania Trust, respectively and approximately 2,700, 1,900, 1,300, 1,200, 1,937, 2,500, 1,450, and 1400, respectively, shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries for California Trust, Florida Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, New York Trust, Ohio Trust and Pennsylvania Trust, respectively.

If you are a street name shareholder and wish to receive Trust reports directly, which contain important information about a Trust, please write or call:

             Eaton Vance Distributors, Inc.
             The Eaton Vance Building
             255 State Street
             Boston, MA 02109
             1-800-225-6265

AMERICAN STOCK EXCHANGE SYMBOLS

California Trust       CEV
Florida Trust          FEV
Massachusetts Trust    MMV
Michigan Trust         EMI
New Jersey Trust       EVJ
New York Trust         EVY
Ohio Trust             EVO
Pennsylvania Trust     EVP

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2000

INVESTMENT MANAGEMENT

EATON VANCE MUNICIPAL INCOME TRUSTS

Officers

Thomas J. Fetter
President and Porfolio Manager
of New York and Ohio Municipal
Income Trusts

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President and Portfolio
Manager of Massachusetts and
New Jersey Municipal Income
Trusts

Cynthia J. Clemson
Vice President and Portfolio
Manager of California, Florida
and Pennsylvania Municipal Income
Trusts

William H. Ahern, Jr.
Vice President and Portfolio Manager
of Michigan Municipal Income
Trust

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman of the Board,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER AND ADMINISTRATOR OF EATON VANCE
MUNICIPAL INCOME TRUSTS
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109



CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116



TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
PFPC , INC.
Attention:  Eaton Vance Municipal Income Trusts
P.O. Box 8030
Boston, MA 02266-8030
(800) 331-1710









EATON VANCE MUNICIPAL INCOME TRUSTS
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109












147-7/00                                                          CE-MUNISRC